Filed with the Securities and Exchange Commission on August 31, 2009

1933 Act Registration File No. 333-33302
1940 Act File No. 811-09871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 30	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of all communications to:
Andrew H. Shaw, Esq.
Sidley Austin LLP
One South Dearborn
Chicago, IL 60603

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box.
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CULLEN HIGH DIVIDEND EQUITY FUND
A series of Cullen Funds Trust

Retail Class and Class I

PROSPECTUS

October 28, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks long-term capital appreciation and current income. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Capital appreciation is a primary objective and current income is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in dividend paying common stocks of medium- and large-capitalization companies1. The Adviser generally selects stocks of companies that have all three of the following characteristics:

  A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. Writing a covered call option allows the Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying stock from the writer of the option at a given price during a specific period.

What is a call option?
A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call is the selling of a call option for an equity security that is currently held in the portfolio. If the price of the underlying security reaches the strike price of the option, the option is likely to be exercised. In this case, the writer of the option is obligated to deliver the number of shares for which the call option is written.

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts, which trade on U.S. exchanges.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s major risks are those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

1 Per Morningstar, Inc., as of September 30, 2008, mid-capitalization companies are those with net assets between $2.2 billion and $10.9 billion. Large-capitalization companies are those with net assets above $10.9 billion.

Medium-Capitalization Companies

The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Options or Covered Call Writing

As explained previously, a call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Foreign Securities

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Retail Class’s return (the class with the longest period of annual returns). The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to October 7, 2004, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares. As part of its multiple class plan, the Fund also offers Class C and Class I shares. Class C shares are offered under a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary slightly with respect to each class.

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Cullen High Dividend Equity Fund, Retail Class

Year-By-Year Total Return as of December 31, 2007

The Fund’s Retail Class shares calendar year-to-date return as of September 30, 2008 was -2.03%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 7.59% for the quarter ended December 31, 2004 and the lowest quarterly return was -2.68% for the quarter ended December 31, 2007.

Average Annual Total Returns for the Periods ended December 31, 2007

	1 Year	Since Inception of Retail Class(1)	Since Inception of Class I(1)
Cullen High Dividend Equity Fund,
Retail Class
Return Before Taxes	5.56%	13.14%	NA
Return After Taxes on
Distributions(2)	4.42%	12.59%	NA
Return After Taxes on
Distributions and Sale of Fund Shares(2)	5.15%	11.41%	NA
Class I
Return Before Taxes	5.82%	NA	12.09%
S&P 500 Index (3)	5.49%	11.69%	10.46%

(1)	The Fund’s Retail Class shares commenced operations on August 1, 2003 and Class I shares commenced operations on October 7, 2004. The returns for the index have been calculated since the inception date of each class.

(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large- sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

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WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class	Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None	None
Maximum deferred sales charge (load)
(as a percentage of purchase or sale price, whichever is less)	None	None
Maximum Sales charge (load) imposed on reinvested dividends	None	None
Redemption Fee (as a percentage of amount redeemed) [a]	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Retail Class	Class I
Management Fee	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.00%
Other Expenses [b]	0.22%	0.22%
Acquired Fund Fees and Expenses[c]	0.03%	0.03%
Total Annual Fund Operating Expenses	1.50%	1.25%
Less Expense Waiver/Reimbursement[d]	-0.47%	-0.47%
Net Annual Fund Operating Expenses	1.03%	0.78%

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts from the Fund’s statement of operations for the Fund’s current fiscal year.

c	Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies (“Acquired Funds”). The indirect fee represents a pro rata portion of the cumulative expenses of the Acquired Funds. Please note that disclosure of these indirect expenses of the underlying funds means that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses for the Retail Class and the Class I shares during the fiscal year ended June 30, 2008 were 1.47% and 1.22%, respectively.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.00% for Retail shares and 0.75% for Class I shares through October 31, 2009. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Retail Class	$105	$428	$774	$1,750
Class I	$80	$350	$641	$1,469

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.00% and 0.75% on an annualized basis for Retail Class shares and Class I shares, respectively through October 31, 2009.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had approximately $4.9 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has voluntarily agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes)

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exceed 1.00% of the Fund’s net assets for Retail Class shares and 0.75% for Class I shares. For the fiscal year ended June 30, 2008, the Adviser received a management fee of 0.53% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s principal, has been a portfolio manager of the Fund since the Fund’s inception on August 1, 2003. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, LLC, a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, LLC, Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

John C. Gould has served as a portfolio manager for the Fund since October 2007. Mr. Gould has been the Executive Vice President and Portfolio Manager of the Adviser since May 2000, and has served as Portfolio Manager of Schafer Cullen Capital Management, Inc. since 1989.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s shares. The Distribution Plan allows the Retail Class of shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders, compensation to underwriters, dealers and sales personnel, and preparing and distributing advertising material and sales literature. Because the fees are paid out of the assets attributable to the Retail Class of shares on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment in shares of the Retail Class and could cost you more than paying other types of sales charges.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund offers three classes of shares – Retail Class, Class C and Class I.

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This prospectus offers the Retail Class and Class I shares. A copy of the Class C prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

A distribution and service fee is imposed upon the Retail Class and over time could cost you more than if you paid other types of sales charges. The Fund’s Class I shares do not have a distribution and service fee.

The Retail Class and Class I Shares are sold without an initial front-end or contingent deferred sales charge; the full amount of your purchase is invested in the Fund.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Another investment strategy of the Fund is to write covered call options when the Adviser believes it will be beneficial to the Fund. The Fund may write covered call options for hedging purposes and in order to generate additional income. Writing a covered call involves the Fund selling a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect investments in covered call options to exceed 30% of the Fund’s net assets.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in stocks at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

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Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

  future political and economic developments,

  the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

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At any time the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other agent.

Foreign Securities

Some of the Fund’s portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund

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exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund endeavors to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees

The Fund charges a 2% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

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Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

When buying Retail Class and Class I shares, you must meet the following minimum investment requirements:

Retail	Initial	Additional
Regular Accounts	$1,000	$100
IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	$250	$50
Class I	Initial	Additional
Regular Accounts	$1,000,000	$100

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Please note…

  Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000.

  A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum.

  If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class of shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

  If you use an Automatic Investment Plan for a custodial or retirement plan account, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

  You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account, up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen High Dividend Equity Fund

Shares may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization

You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund.” The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, drawn on a domestic financial institution. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any

12

conditional order of payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

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By wire

Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen High Dividend Equity Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States. The Cullen High Dividend Equity Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1- 877-485-8586. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an

15

election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account.

  When redemption proceeds are sent to any person, address or bank account not on record;

  Written requests to wire redemption proceeds (if not previously authorized on the account);

  When establishing or modifying certain service on an account;

  If a change of address - was received by the Transfer Agent within the last 15 days.

  For all redemptions in excess of $100,000 - from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

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ADDITIONAL POLICIES

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income no less frequently than monthly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax return purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a

17

share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

  Change the minimum or maximum investment amounts.

  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

  Reject any purchase or redemption request that does not contain all required documentation.

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FINANCIAL HIGHLIGHTS

The following highlights tables describe the financial performance of the Fund’s Retail Class and Class I shares for the fiscal periods indicated. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that the investor would have earned on an investment in each share class (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Fund’s financial statements, is included in the annual report, which is available without charge upon request.

Retail Class
	Year Ended June 30, 2008		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		August 1, 2003+ to June 30, 2004

Net Asset Value – Beginning of
Period	$15.95		$13.55	$12.43	$11.45		$10.00

Income from Investment
Operations:
Net investment income	0.47		0.42	0.33	0.23		0.27
Investment restriction violation	0.02		–	–	–		–
Net realized and unrealized gain (loss)
on investments	(2.39)		2.46	1.14	0.95		1.33
Total from investment operations	(1.90)		2.88	1.47	1.18		1.60

Less Distributions:
Dividends from net investment
income	(0.47)		(0.48)	(0.33)	(0.17)		(0.15)
Distribution of net realized gains	(0.62)		–	(0.01)	(0.03)		–
Return of capital	–		–	(0.01)	–		–
Total distributions	(1.09)		(0.48)	(0.35)	(0.20)		(0.15)
Net Asset Value – End of Period	$12.96		$15.95	$13.55	$12.43		$11.45

Total Return	(12.68	)%(4)	21.50%	11.90%	10.27%		15.98	%(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$60,062		$59,976	$13,981	$6,463		$1,760
Ratio of expenses to average net
assets:
Before expense reimbursement	1.47%		1.46%	1.55%	3.27%		16.27	%(2)
After expense reimbursement	1.00%		1.00%	1.00%	1.06	%(3)	1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.49%		2.89%	2.39%	1.08%		(12.41	)%(2)
After expense reimbursement	2.96%		3.35%	2.94%	3.29%		2.36	%(2)
Portfolio turnover rate	30.55%		31.05%	5.91%	35.01%		29.37	%(1)

+	Commencement of operations was August 1, 2003.

(1)	Not Annualized.

(2)	Annualized.

(3)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00%.

(4)	Includes increase from payment made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%.

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Class I			Year Ended June 30,
	2008		2007	2006	2005+

Net Asset Value – Beginning of Period	$15.96		$13.55	$12.42	$11.87

Income from Investment Operations:
Net investment income	0.51		0.53	0.39	0.18
Investment restriction violation	0.02		–	–	–
Net realized and unrealized gain
(loss) on investments	(2.39)		2.40	1.12	0.59
Total from investment operations	(1.86)		2.93	1.51	0.77

Less Distributions:
Dividends from net investment
income	(0.51)		(0.52)	(0.36)	(0.19)
Distribution of net realized gains	(0.62)		–	(0.01)	(0.03)
Return of capital	–		–	(0.01)	–
Total distributions	(1.13)		(0.52)	(0.38)	(0.22)
Net Asset Value – End of Period	$12.97		$15.96	$13.55	$12.42

Total Return	(12.46	%)(3)	21.86%	12.25%	6.48	%(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$306,319		$381,126	$208,027	$36,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.22%		1.21%	1.30%	1.97	%(2)
After expense reimbursement	0.75%		0.75%	0.75%	0.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.74%		3.14%	2.64%	2.19	%(2)
After expense reimbursement	3.21%		3.60%	3.19%	3.41	%(2)
Portfolio turnover rate	30.55%		31.05%	5.91%	35.01	%(1)

+	Commencement of operations was October 7, 2004.

(1)	Not Annualized.

(2)	Annualized.

(3)	Includes increase from payments made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.55)%.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
Alps Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
Alps Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN HIGH DIVIDEND EQUITY FUND
A series of Cullen Funds Trust

Class C

PROSPECTUS

October 28, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks long-term capital appreciation and current income. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Capital appreciation is a primary objective and current income is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in dividend paying common stocks of medium- and large-capitalization companies1. The Adviser generally selects stocks of companies that have all three of the following characteristics:

  A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential or price.

As part of its strategy, the Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. Writing a covered call option allows the Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying stock from the writer of the option at a given price during a specific period.

What is a call option?
A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call is the selling of a call option for an equity security that is currently held in the portfolio. If the price of the underlying security reaches the strike price of the option, the option is likely to be exercised. In this case, the writer of the option is obligated to deliver the number of shares for which the call option is written.

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts, which trade on U.S. exchanges.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s major risks are those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

1 Per Morningstar, Inc., as of September 30, 2008, mid-capitalization companies are those with net assets between $2.2 billion and $10.9 billion. Large-capitalization companies are those with net assets above $10.9 billion.

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Medium-Capitalization Companies

The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Options or Covered Call Writing

As explained previously, a call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return.

Foreign Securities

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Fund’s return. The bar chart shows the total return of the Fund’s Class C Shares for its first calendar year of operation. The table shows the Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to October 7, 2004, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares. As part of its multiple class plan, the Fund also offers Retail Class and Class I shares. Retail Class and Class I shares are offered under a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary slightly with respect to each class.

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Cullen High Dividend Equity Fund, Class C

Year-By-Year Total Return as of December 31, 2007

The Fund’s Class C shares calendar year-to-date return as of September 30, 2008 was -2.21%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 7.14% for the quarter ended December 31, 2006 and the lowest quarterly return was -2.87% for the quarter ended December 31, 2007.

Average Annual Total Returns for the Periods ended December 31, 2007

	1 Year	Since Inception October 7, 2004
Cullen High Dividend Equity Fund, Class C
Return Before Taxes	4.80%	11.00%
Return After Taxes on Distributions(1)	3.78%	10.44%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	4.50%	9.45%
S&P 500 Index (2)	5.49%	10.46%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None
Maximum Sales Charge (load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed) [a]	2.00%
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES	Class C
(expenses that are deducted from Fund assets) Management Fee	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%
Other Expenses [b]	0.22%
Acquired Fund Fees and Expenses[c]	0.03%
Total Annual Fund Operating Expenses	2.25%
Less Expense Reimbursement[d]	-0.47%
Net Annual Fund Operating Expenses	1.78%

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts for the Fund’s current fiscal year.

c	Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies (“Acquired Funds”). The indirect fee represents a pro rata portion of the cumulative expenses of the Acquired Funds. Please note that disclosure of these indirect expenses of the underlying funds means that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this Prospectus. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses for the Class C shares during the fiscal year ended June 30, 2008 was 2.22%.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.75% for Class C shares until October 31, 2009. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class C	$181	$658	$1,162	$2,548

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.75% on an annualized basis through October 31, 2009.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had approximately $4.9 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.75% of the Fund’s net assets. For the fiscal year ended June 30, 2008, the Adviser received a management fee of 0.53% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s Investment Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s principal, has been a portfolio manager of the Fund since the Fund’s inception on August 1, 2003. Mr. Cullen has been in the investment management

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business for more than 30 years. He is a founder of Schafer Cullen Capital Management, LLC, a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, LLC, Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

John C. Gould has served as a portfolio manager for the Fund since October 2007. Mr. Gould has been the Executive Vice President and Portfolio Manager of the Adviser since May 2000, and has served as Portfolio Manager of Schafer Cullen Capital Management, Inc. since 1989.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”) for Class C shares that allows for Class C shares to pay up to 1.00% of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services to shareholders. Activities covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders, compensation to underwriters, dealers and sales personnel, and preparing and distributing advertising material and sales literature with Fund assets. Because the fees are paid out of the Fund’s assets on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund offers three classes of shares – Retail Class, Class C and Class I. This prospectus offers Class C shares. A copy of the Retail Class and Class I prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

Class C shares are sold without an initial front-end or contingent deferred sales charge; the full amount of your purchase is invested in the Fund. A distribution and service fee is imposed upon Class C shares and over time could cost you more than if you paid other types of sales charges.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity

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securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Another investment strategy of the Fund is to write covered call options when the Adviser believes it will be beneficial to the Fund. The Fund may write covered call options for hedging purposes and in order to generate additional income. Writing a covered call involves the Fund selling a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect investments in covered call options to exceed 30% of the Fund’s net assets.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in stocks at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund

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experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

  future political and economic developments,

  the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the

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number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other agent.

Foreign Securities

Some of the Fund’s portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market-timing in the Fund. “Market-timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market-timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner that it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

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The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund endeavors to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees

The Fund charges a 2.00% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

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The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

When buying Class C shares, you must meet the following minimum investment requirements:

	Initial	Additional
Regular Accounts	$1,000	$100
IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	$250	$50

Please note…

  If you use an Automatic Investment Plan (“AIP”) for a regular account, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

  If you use an Automatic Investment Plan for a custodial or retirement plan account, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

  You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

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Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen High Dividend Equity Fund

Shares may be purchased only on business days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization

You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund.” All purchases must be made in U.S. dollars, drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203

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NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire

Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investment—By Wire
Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen High Dividend Equity Fund
(your name or the title on the account)
(your account #)

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Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States. The Cullen High Dividend Equity Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

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Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account;

  When redemption proceeds are sent to any person, address or bank account not on record;

  Written requests to wire redemption proceeds (if not previously authorized on the account);

  When establishing or modifying certain services on an account;

  If a change of address was received by the Transfer Agent within the last 15 days;

  For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

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All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

ADDITIONAL POLICIES

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income no less frequently than monthly and any net capital gains that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

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In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. Any exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

  Change the minimum or maximum investment amounts.

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  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

  Reject any purchase or redemption request that does not contain all required documentation.

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FINANCIAL HIGHLIGHTS

The following highlights table describes the financial performance of the Fund’s Class C shares for the fiscal periods indicated. Certain information reflects financial results for a singe Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in the Fund’s shares (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

Class C			Year Ended June 30,
	2008		2007	2006	2005+

Net Asset Value – Beginning of
Period	$15.93		$13.53	$12.41	$11.87

Income from Investment
Operations:
Net investment income	0.36		0.37	0.20	0.20
Investment restriction violation	0.02		–	–	–
Net realized and unrealized gain
(loss) on investments	(2.39)		2.40	1.17	0.49
Total from investment operations	(2.01)		2.77	1.37	0.69

Less Distributions:
Dividends from net investment
income	(0.36)		(0.37)	(0.23)	(0.12)
Distribution of net realized gains	(0.62)		–	(0.01)	(0.03)
Return of capital	–		–	(0.01)	–
Total distributions	(0.98)		(0.37)	(0.25)	(0.15)
Net Asset Value – End of Period	$12.94		$15.93	$13.53	$12.41

Total Return	(13.34	)%(3)	20.65%	11.13%	5.79	%(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$9,847		$12,106	$8,040	$3,007
Ratio of expenses to average net
assets:
Before expense reimbursement	2.22%		2.21%	2.30%	3.03	%(2)
After expense reimbursement	1.75%		1.75%	1.75%	1.74	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.74%		2.14%	1.64%	2.12	%(2)
After expense reimbursement	2.21%		2.60%	2.19%	3.41	%(2)
Portfolio turnover rate	30.55%		31.05%	5.91%	35.01	%(1)

+	Commencement of operations was October 7, 2004.

(1)	Not Annualized.

(2)	Annualized.

(3)	Includes increase from payments made by the Adviser of 0.06% and dividends received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (13.43)%.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT, AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
ALPS Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN HIGH DIVIDEND EQUITY FUND

A series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 28, 2008
(as supplemented on November 4, 2008)

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class shares and Class I shares dated October 28, 2008, as well as the prospectus for the Class C shares dated October 28, 2008 (collectively, the “Prospectus”) of Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2008 are incorporated herein by reference to the Trust’s June 30, 2008 Annual Report and available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201	Overnight or Express Mail Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203

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The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund. Subject to class level expense differences, an investor by investing in one of the funds offered becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that fund. Likewise, an investor shares pro rata in any losses of that fund.

The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust, on behalf of the Fund, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act, which details the attributes of each class of the Fund’s shares. Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus. Class C shares are subject to a higher 12b-1 fee as described in the Prospectus. Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective, Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are long-term capital appreciation and current income. Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of capital appreciation and the secondary objective of current income are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund anticipates that its annual portfolio turnover rate should not significantly exceed 50%. The Fund, however, has not placed any limit on its rate of portfolio

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turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

The turnover rate for the Fund for the past two fiscal years was as follows:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Portfolio Turnover	30.55%	31.05%

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

  expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

  less extensive regulation of foreign brokers, securities markets, and issuers;

  less publicly available information and different accounting standards;

  costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

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  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

  less social, political and economic stability;

  smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

  certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

  less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies which the Fund considers to be companies with net assets between $2.2 billion and $10.9 billion. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a

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regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Options

The Fund may, for hedging purposes and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security. During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call

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option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Rating Services, or determined to be of comparable quality by the Advisor. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible

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subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.	Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

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6.	Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.	Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

2.	Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

3.	Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Fund’s investment adviser.

4.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable.

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5.	Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees

James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

Dr. Curtis J. Flanagan* c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1921	Trustee	Since inception of the Fund	Private investor, 1998 to present; Chairman, South Florida Pathologists Group, prior thereto.	2	None

Independent Trustees
Matthew J. Dodds c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since inception of the Fund	Private investor, 1999 to present; Vice President – Research, Schafer Cullen Capital Management, Inc., from 1995 to 1999.	2	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since inception of the Fund	Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	2	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Officers
James P. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., from December 1982 to present.	2	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Portfolio Manager; Secretary	Since inception of the Fund	Secretary, Cullen Capital Management LLC, since May 2000; Vice President, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination
†James P. Cullen and Brooks H. Cullen are father and son, respectively.

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Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met two times during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Fund does not have any policies in place regarding nominees for trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.	The Nominating Committee did not meet during the past fiscal year.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Executive Vice President	Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.	The Valuation Committee did not meet during the past fiscal year with respect to the Fund.

The following compensation table provides certain information about the trustees’ fees for the Trust’s fiscal year ended June 30, 2008.

Name and Position	Aggregate Compensation From Fund	Aggregate Compensation from Cullen International High Dividend Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0

Robert J. Garry, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

Stephen G. Fredericks, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

Curtis J. Flanagan, Interested Trustee	$0	$0	$0	$0	$0

James P. Cullen, Interested Trustee	$0	$0	$0	$0	$0
_______________
(1) At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

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Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address and percentage of ownership of any person who owned of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2008.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co.	1,626,587	32.02%	Record
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
National Financial Services, LLC	1,048,912	20.65%	Record
200 Liberty Street
New York, NY 10281-1003
SEI Private Trust Co.	765,318	15.07%	Record
1 Freedom Valley Dr.
Oaks, PA 19456
Prudential Investment Management Service	346,223	6.82%	Record
100 Mulberry St.
Gateway Center 3, 14th Floor
Newark, NJ 07102-4077

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
J.P. Morgan Securities, Inc.	12,369,082	53.15%	Record
500 Stanton Christiana Rd.
Newark, DE 19713-2105
National Financial Services, LLC	3,338,133	14.35%	Record
200 Liberty St.
New York, NY 10281-100

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Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co.	445,707	59.23%	Record
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
Pershing, LLC	151,743	20.17%	Record
P.O. Box 2052
Jersey City, NJ 07303-2052

As of September 30, 2008, the Trustees and Officers of the Trust as a group owned 2.95% of the outstanding Retail Class shares of the Fund and less than 1% of the Class I and Class C shares. Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2007:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D
Dr. Curtis J. Flanagan, Trustee	None	None	None
Matthew J. Dodds, Independent Trustee	None	None	None
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent Trustee	None	None	None
(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

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Investment Advisory and Other Services

Advisory Agreement

On May 8, 2008, the Board of Trustees (including the Independent Trustees) of the Trust approved the continuation through July 31, 2009 of the investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Jeffrey T. Battaglia, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust, is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

  interest, taxes and any governmental filing fees;
  brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
  compensation and expenses of Independent Trustees;
  legal and audit expenses;
  the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
  expenses relating to the redemption of shares;
  expenses of servicing shareholder accounts;
  fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
  expenses of printing and mailing reports, notices and proxy material to shareholders;
  insurance premiums for fidelity and other insurance coverage;
  expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
  any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

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The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice. The Advisory Agreement will continue in effect until July 31, 2009 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 1.00% for the Retail Class, 1.75% for Class C and 0.75% for Class I through October 31, 2009. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund’s expense limitation to exceed the amount set forth above. However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

For the periods indicated below, the Fund paid the following advisory fees to its Adviser:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Fees Earned	$4,182,459	$3,858,038	$1,292,611
Fees Waived	$1,964,371	$1,799,099	$ 709,832
Total Fees Paid	$2,218,088	$2,078,939	$ 582,779

Portfolio Manager

Mr. James P. Cullen and Mr. John C. Gould are the portfolio managers responsible for the day-today management of the Fund. The following table shows the number of other accounts managed by Mr. Cullen and Mr. Gould and the total assets in the accounts managed within various categories, as of June 30, 2008.

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				with Advisory Fee based on performance
	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets

James P. Cullen	Registered Investment	1	5	0	0
	Companies		billion
	Other Pooled Investment	1	57	1	57
	Vehicles		million		million
	Other Accounts	0	0	0	0

John C. Gould	Registered Investment	1	5	0	0
	Companies		billion
	Other Pooled Investment	0	0	0	0
	Vehicles
	Other Accounts	0	0	0	0

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross

B-21

revenues. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Gould is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Gould owns 5% of the equity of the Adviser. In his ownership capacity, Mr. Gould shares commensurately in the profits and losses of the Adviser. Mr. Gould does not receive a fixed salary from the Adviser. He receives net profits of the adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Gould participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Gould does not have a deferred compensation plan.

Securities Owned in the Fund by Portfolio Managers. As of June 30, 2008, the portfolio manager owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
James P. Cullen John C. Gould	Over $1,000,000 $100,001-$500,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

The Bank of New York Mellon (“BNYM”) provides administrative personnel and services (including blue-sky services) to the Trust and each of the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Funds and the Trust. Prior to July 1, 2009 provided administrative personnel and services (including blue-sky services) to the Trust and the Fund.

The Fund paid the following amounts for administrative services in the following fiscal periods:

	Fiscal Year Ended June 30, 2007(a)	Fiscal year Ended June 30, 2008(a)	Fiscal year Ended June 30, 2009(a)
Fund Administration-	$372,473	$414,678	$
High Dividend Equity Fund

Fund Administration- International High Dividend Equity Fund	$76,503	$77,709	$

(a) For the periods covered by the table, USBFS provided administrative services to the Trust.

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Fund Accounting

BNYM provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, BNYM provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS’ discretion, Fund shares; (vii) enter into agreements, at ALPS’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports

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for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the Distribution Plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the Fund under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

Information regarding historical compensation to ALPS from the Cullen Small Cap Value Fund is not provided because shares were previously offered by Quasar Distributors, LLC until July 27, 2009.

The Distributor received the following in compensation during the fiscal year ended June 30, 2008:

	Net Underwriting	Compensation on
	Discounts and	Redemption and	Brokerage	Other
Name of Principal Underwriter	Commissions	Repurchases	Commissions	Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$8,391

_____________
(1) This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C shares pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value. The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

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Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the independent trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal year ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

2008
Advertising	$1,510
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$149,449
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$150,959

For the fiscal year ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Class C shares:

2008
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$111,072
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$111,072

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation.

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While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Brokerage Commissions	$292,772	$401,925	$191,279

The Fund experienced increased brokerage commissions from fiscal 2006 compared to fiscal 2007 due to increased trading volumes as a result of growth in Fund assets.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class or Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

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Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

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An example of how the Fund calculated its NAV per share as of June 30, 2008 is as follows:

Retail Class

Net Assets Shares Outstanding	= NAV Per Share

$60,061,529 4,633,933	= $12.96

Class I

Net Assets Shares Outstanding	= NAV Per Share

$306,319,431 23,626,356	= $12.97

Class C

Net Assets Shares Outstanding	= NAV Per Share

$9,846,546 761,057	= $12.94

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll-free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the

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Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies. ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The Fund’s portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person. However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

  The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

  The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

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  The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

  The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

  The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

  The disclosure made to rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser, its affiliates or employees, nor the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

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There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute the Fund’s investment company taxable income, from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distribution of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income or income eligible for the dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A portion of the Fund’s dividends when paid to

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non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

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Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities. The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Special tax rules also will require the Fund to mark to market (i.e., treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations. The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be

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imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, NASDAQ Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

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Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

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Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. An unaudited semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian, Fund Administrator and Fund Accountant

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund, the Fund Administrator, and the Fund Accountant. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for the Fund.

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Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2008.

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Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

     Aaa:        Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa:          Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A:             Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa:         Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba:           Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:             Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa:         Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca:           Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities

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comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

     AAA:      Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA:         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A:            Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB:        Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

     Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

     Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1	Superior capacity for repayment
Prime-2	Strong capacity for repayment
Prime-3	Acceptable capacity for repayment

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Ratings of Preferred Stock

Standard & Poor’s Rating Services

     Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.	Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

     AAA:    This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA:       A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A:           An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB:      An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC:          The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

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     C:           A preferred stock rated C is a nonpaying issue.

     D:           A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

     aaa:        An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa:          An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a:            An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa:        An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba:          An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b:            An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa:        An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca:          An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c:            This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
A series of Cullen Funds Trust

Retail Class and Class I

PROSPECTUS

October 28, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks current income and long-term capital appreciation. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Current income is a primary objective and capital appreciation is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (ADRs)1. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. As a point of comparison, a high dividend paying common stock that the Fund would invest in would have a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The Adviser generally selects stocks of companies that have all three of the following characteristics:

  A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks and ADRs. The Fund invests roughly similar amounts of its assets in each position in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 20% of its assets in U.S. issuers. These investments include common stocks of other investment companies and government securities.

1 Per Morningstar, Inc., as of September 30, 2008, mid-capitalization companies are those with net assets between $2.2 billion and $10.9 billion. Large-capitalization companies are those with net assets above $10.9 billion.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s risks include those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

Foreign Securities Risks

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,
  the imposition of foreign withholding taxes on dividend and interest income payable on the securities, the possible establishment of exchange controls,
  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in this Fund if any of the following occur:

  foreign stock markets decline in value;
  the Fund has difficulty selling smaller capitalization or emerging market stocks during a down market due to lower liquidity;
  the value of a foreign currency declines relative to the U.S. dollar; or
  political, social or economic instability in a foreign country causes the value of the Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Medium-Capitalization Companies

The Fund may invest in the stocks of medium-capitalization foreign companies with a typical capitalization range from $2.2 billion to $10.9 billion. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

2

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

As part of its multiple class plan, the Fund also offers Class C shares in addition to the Retail Class and Class I shares offered by this Prospectus. Class C shares are offered in a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary with respect to each class.

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Retail Class’s return (the class with the most assets). The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Cullen International High Dividend Fund, Retail Class

Year-By-Year Total Return as of December 31, 2007

The Fund’s Retail Class shares calendar year-to-date return as of September 30, 2008 was 19.48%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 11.98% for the quarter ended December 31, 2006 and the lowest quarterly return was -0.87% for the quarter ended June 30, 2006.

Average Annual Total Returns for the Periods ended December 31, 2007

	1 Year	Since Inception(1)
Cullen International High Dividend Fund,
Retail Class
Return Before Taxes	24.17%	24.32%
Return After Taxes on Distributions(2)	22.21%	23.25%
Return After Taxes on Distributions
and Sale of Fund Shares(2)	16.79%	20.70%
Class I
Return Before Taxes	24.53%	24.76%
MSCI EAFE Index (3)	11.63%	19.06%

(1)	The Fund’s Retail Class and Class I shares commenced operations on December 15, 2005. The returns for the index have been calculated since the inception date of each class.

(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	The Morgan Stanley Capital International EAFE Index measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

3

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Retail Class	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase or sale price, whichever is less)	None	None
Maximum Sales charge (load) imposed on reinvested dividends	None	None
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Retail Class	Class I
Management Fee	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.00%
Other Expenses[b]	0.92%	0.92%
Total Annual Fund Operating Expenses[c]	2.17%	1.92%
Less Expense Reimbursement[d]	-0.91%	-0.91%
Net Annual Fund Operating Expenses	1.26%	1.01%

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts for the Fund’s current fiscal year. Other Expenses also include the fees and expenses indirectly borne by a Fund in connection with its investments in other mutual funds. These indirect fees and expenses are referred to as “acquired fund fees and expenses.” Acquired fund fees and expenses did not exceed 0.01% of the Fund’s average daily net assets for the fiscal year ended June 30, 2008.

c	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.25% for Retail shares and 1.00% for Class I shares until October 31, 2009. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

4

Example

This example is intended to help you compare the cost of investing in the Retail Class and Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Retail Class	$128	$594	$1,087	$2,449
Class I	$103	$517	$958	$2,184

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.25% and 1.00% on an annualized basis for Retail Class shares and Class I shares, respectively.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http:// www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with Form N-CSR and Form N-Q as filed with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

5

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had $4.9 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% for the Retail class shares and 1.00% for Class I shares of the Fund’s net assets.

A discussion regarding the basis of the Board of Trustees’ approval of the Adviser’s Investment Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year that ended on June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s principal, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Rahul D. Sharma has served as a portfolio manager for the Fund since October 2007. Mr. Sharma has been the Secretary of the Adviser since May 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s Retail Class shares. The Distribution Plan allows the Retail Class of shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution

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of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature. Because the fees are paid out of the assets attributable to the Retail class of shares on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment in shares of the Retail Class and could cost you more than paying other types of sales charges.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares – Retail Class, Class C and Class I. This prospectus offers the Retail Class and Class I shares. A copy of the Class C prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

A distribution and service fee is imposed upon the Retail Class shares and over time could cost you more than if you paid other types of sales charges. The Fund’s Class I shares do not impose a distribution and service fee.

The Retail Class and Class C Shares are sold without an initial front-end or contingent deferred sales charge; the full amount of your purchase is invested in the Fund.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of non-U.S. medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Fund will also invest in ADRs.

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

Generally, the Fund will not purchase securities which at the time of purchase, it believes will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

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The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in foreign stocks and ADRs at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

Although the Fund’s portfolio is normally expected to be fully invested in equity securities as described above, a portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of foreign issuers or in depository receipts, although the Fund has the ability to invest up to 20% of its assets in securities of U.S. issuers which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of foreign issuers.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized and that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time, the value of the Fund’s shares may be more or less than your cost of shares.

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YOUR ACCOUNT

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other authorized agent.

Foreign Securities

Most of the Fund’s portfolio securities are listed on foreign exchanges that may trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the New York Stock Exchange. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market-timing in the Fund. “Market-timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market-timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part if, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the

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use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund seeks to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fee

The Fund charges a 2.00% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

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Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available, reliable, current market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

When buying Retail Class and Class I shares, you must meet the following minimum investment requirements:

Retail	Initial	Additional
Regular Accounts	$1,000	$100
IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	$250	$50
Class I	Initial	Additional
Regular Accounts	$1,000,000	$100

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Please note…

  Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000.
  A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum.
  If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class of shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
  If you use an Automatic Investment Plan for a custodial or retirement plan account, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.
  You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account, up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other authorized agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen International High Dividend Fund

Shares may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization

You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen International High Dividend Fund.” All purchases must be in U.S. dollars, drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

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By telephone	To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (“NYSE”) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

By wire

Initial Investment—By Wire

If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire

Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call toll-free 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen International High Dividend Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s Transfer Agent a 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the

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account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail  Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.

By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

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A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account;
  When redemption proceeds are sent to any person, address or bank not on record;
  Written requests to wire redemption proceeds (if not previously authorized on the account);
  When establishing or modifying certain services on an account;
  If a change of address request was received by the Transfer Agent within the last 15 days;
  For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request or it is received from an authorized agent in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be sent within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

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ADDITIONAL POLICIES

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income quarterly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another is treated as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

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Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS
The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).
  Change the minimum or maximum investment amounts.
  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.
  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
  Reject any purchase or redemption request that does not contain all required documentation.

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FINANCIAL HIGHLIGHTS

The following highlights table describes the financial performance of the Fund’s Retail Class and Class I shares for the fiscal periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in each share class (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Fund’s financial statements, is included in the annual report, which is available without charge upon request.

Retail Class
			December 15, 2005+ to June 30, 2006
	Year Ended June 30,
	2008	2007
Net Asset Value – Beginning of
Period	$13.89	$10.82	$10.00

Income from Investment
Operations:
Net investment income	0.37	0.28	0.13
Net realized and unrealized gain
(loss) on investments	(0.56)	3.10	0.82
Total from investment operations	(0.19)	3.38	0.95

Less Distributions:
Dividends from net investment
income	(0.35)	(0.31)	(0.13)
Distribution of net realized gains	(0.71)	—	—
Total distributions	(1.06)	(0.31)	(0.13)
Net Asset Value – End of Period	$12.64	$13.89	$10.82

Total Return	(1.92%)	31.56%	9.47	%(1)
Ratios and Supplemental Data:
Net assets, end of period
(thousands)	$40,707	$18,992	$4,966
Ratio of expenses to average net
assets:
Before expense reimbursement	2.16%	3.48%	8.36	%(2)
After expense reimbursement	1.25%	1.25%	1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.92%	0.81%	(3.45	%)(2)
After expense reimbursement	2.83%	3.04%	3.66	%(2)
Portfolio turnover rate	169.25%	101.87%	42.38	%(1)

+	Commencement of operations was December 15, 2005.

(1)	Not annualized.

(2)	Annualized.

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Class I
			December 15, 2005+ to June 30, 2006
	Year Ended June 30,
	2008	2007
Net Asset Value – Beginning of
Period	$13.93	$10.84	$10.00

Income from Investment
Operations:
Net investment income	0.40	0.34	0.14
Net realized and unrealized gain
(loss) on investments	(0.56)	3.09	0.83
Total from investment operations	(0.16)	3.43	0.97

Less Distributions:
Dividends from net investment
income	(0.38)	(0.34)	(0.13)
Distribution of net realized gains	(0.71)	—	—
Total distributions	(1.09)	(0.34)	(0.13)
Net Asset Value – End of Period	$12.68	$13.93	$10.84

Total Return	(1.69%)	31.96%	9.76	%(1)
Ratios and Supplemental Data:
Net assets, end of period
(thousands)	$21,934	$11,270	$3,663
Ratio of expenses to average net
assets:
Before expense reimbursement	1.91%	3.23%	8.47	%(2)
After expense reimbursement	1.00%	1.00%	1.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.17%	1.06%	(3.61	%)(2)
After expense reimbursement	3.08%	3.29%	3.86	%(2)
Portfolio turnover rate	$169.25%	101.87%	42.38	%(1)

+	Commencement of operations was December 15, 2005.

(1)	Not annualized.

(2)	Annualized.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT, AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
Alps Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
Alps Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll free at 1-877-485-8586, visiting the Fund’s website at www.cullenfunds.com or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
A series of Cullen Funds Trust

Class C

PROSPECTUS

October 28, 2008

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks current income and long-term capital appreciation. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Current income is a primary objective and capital appreciation is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (ADRs)1. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. As a point of comparison, a high dividend paying common stock that the Fund would invest in would have a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The Adviser generally selects stocks of companies that have all three of the following characteristics:

  A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  A dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  Strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks and ADRs. The Fund invests roughly similar amounts of its assets in each position in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 20% of its assets in U.S. issuers. These investments include common stocks of other investment companies and government securities.

1 Per Morningstar, Inc., as of September 30, 2008, mid-capitalization companies are those with net assets between $2.2 billion and $10.9 billion. Large-capitalization companies are those with net assets above $10.9 billion.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s risks include those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

Foreign Securities Risks

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,
  the imposition of foreign withholding taxes on dividend and interest income payable on the securities, the possible establishment of exchange controls,
  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in this Fund if any of the following occur:

  foreign stock markets decline in value;
  the Fund has difficulty selling smaller capitalization or emerging market stocks during a down market due to lower liquidity;
  the value of a foreign currency declines relative to the U.S. dollar; or
  political, social or economic instability in a foreign country causes the value of the Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADRs are subject to the risk of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Medium-Capitalization Companies

The Fund may invest in the stocks of foreign medium-capitalization companies with a typical capitalization range of $2.2 billion to $10.9 billion. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

2

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

As part of its multiple class plan, the Fund also offers a Retail Class and Class I shares in addition to the Class C shares offered by this Prospectus. Retail Class and Class I shares are offered in a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary with respect to each class.

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Retail Class’s return (the class with the most assets). The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Cullen International High Dividend Fund, Class C

Year-By-Year Total Return as of December 31, 2007

The Fund’s Class C shares calendar year-to-date return as of September 30, 2008 was 19.48%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 11.82% for the quarter ended December 31, 2006 and the lowest quarterly return was -1.01% for the quarter ended June 30, 2006.

Average Annual Total Returns for the Periods ended December 31, 2007

	1 Year	Since Inception December 15, 2005
Cullen International High Dividend Fund, Class C
Return Before Taxes	23.20%	23.48%
Return After Taxes on Distributions(1)	21.41%	22.53%
Return After Taxes on Distributions
and Sale of Fund Shares(1)	16.05%	20.00%

MSCI EAFE Index (2)	11.63%	19.06%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)	The Morgan Stanley Capital International EAFE Index measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

3

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	Class C
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None
Maximum deferred sales charge (load)
(as a percentage of purchase or sale price, whichever is less)	None
Maximum Sales charge (load) imposed on reinvested dividends	None
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES	Class C
(expenses that are deducted from Fund assets)
Management Fee	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%
Other Expenses [b]	0.92%
Total Annual Fund Operating Expenses[c]	2.92%
Less Expense Reimbursement[d]	-0.91%
Net Annual Fund Operating Expenses	2.01%

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts for the Fund’s current fiscal year. Other Expenses also include the fees and expenses indirectly borne by a Fund in connection with its investments in other mutual funds. These indirect fees and expenses are referred to as “acquired fund fees and expenses.” Acquired fund fees and expenses did not exceed 0.01% of the Fund’s average daily net assets for the fiscal year ended June 30, 2008.

c	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) for Class C shares to no more than 2.00% until October 31, 2009. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

4

Example

This example is intended to help you compare the cost of investing in the Fund’s Class C shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class C shares and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class C	$204	$822	$1,467	$3,201

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 2.00% on an annualized basis.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http:// www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with Form N-CSR and Form N-Q as filed with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had $4.9 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily

5

net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 2.00% of Class C shares of the Fund’s net assets.

A discussion regarding the basis of the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s principal, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Rahul D. Sharma has served as a portfolio manager for the Fund since October 2007. Mr. Sharma has been the Secretary of the Adviser since May 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) for Class C shares that allows for Class C shares to pay up to 1.00% of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services to shareholders. Activities covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature with Fund assets. Because the fees are paid out of the Fund’s assets on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares – Retail Class, Class C and Class I. This prospectus offers Class C shares. A copy of the Retail Class and Class I prospectus may be obtained by writing to the Fund or calling toll-free at 1-877-485-8586.

6

Class C shares are sold without an initial front-end or contingent deferred sales charge; the full amount of your purchase is invested in the Fund. A distribution and service fee is imposed upon Class C shares and over time could cost you more than if you paid other types of sales charges.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of non-U.S. medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Fund will also invest in ADRs.

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

Generally, the Fund will not purchase securities which at the time of purchase, it believes will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in foreign stocks and ADRs at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

7

Although the Fund’s portfolio is normally expected to be fully invested in equity securities, a portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of foreign issuers or in depository receipts, although the Fund has the ability to invest up to 20% of its assets in securities of U.S. issuers which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of foreign issuers.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized and that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time, the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other authorized agent.

Foreign Securities

Most of the Fund’s portfolio securities are listed on foreign exchanges that may trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Furthermore, foreign

8

securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the New York Stock Exchange. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market-timing in the Fund. “Market-timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market-timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part if, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund seeks to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees

The Fund charges a 2.00% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used

9

to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a

10

security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available, reliable, current market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

When buying Class C shares, you must meet the following minimum investment requirements:

	Initial	Additional
Regular Accounts	$1,000	$100
IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	$250	$50

Please note…

  If you use an Automatic Investment Plan (“AIP”) for a regular account, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
  If you use an Automatic Investment Plan for a custodial or retirement plan account, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.
  You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account, up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other authorized agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen International High Dividend Fund

Shares may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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Methods of Buying

Through a broker/dealer organization

You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen International High Dividend Fund.” All purchases must be in U.S. dollars, drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

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By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (“NYSE”) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

By wire

Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investment—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call toll-free1-877- 485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen International High Dividend Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

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SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.

By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

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Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account.
  When redemption proceeds are sent to any person, address or bank account not on record ;
  Written requests to wire redemption proceeds (if not previously authorized on the account);
  When establishing or modifying certain services on an account;
  If a change of address request was received by the Transfer Agent within the last 15 days;
  For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request or it is received from an authorized agent in good order. Your redemption request cannot be processed on days the NYSE is closed.

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All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

ADDITIONAL POLICIES

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income quarterly and any net capital gain that it has realized will be distributed at least annually. Distributions will

16

automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another is treated as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

17

RESERVED RIGHTS

The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.
  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).
  Change the minimum or maximum investment amounts.
  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.
  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
  Reject any purchase or redemption request that does not contain all required documentation.

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FINANCIAL HIGHLIGHTS

The following highlights table describes the financial performance of the Fund’s Class C shares for the fiscal periods indicated Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in the Fund’s shares (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Fund’s financial statements, is included in the annual report, which is available without charge upon request.

Class C
	Year Ended June 30,		December 15, 2005+ to June 30, 2006
	2008	2007
Net Asset Value – Beginning of
Period	$13.86	$10.81	$10.00

Income from Investment Operations:
Net investment income	0.25	0.28	0.07
Net realized and unrealized gain (loss)
on investments	(0.54)	3.00	0.85
Total from investment operations	(0.29)	3.28	0.92

Less Distributions:
Dividends from net investment income	(0.26)	(0.23)	(0.11)
Distribution of net realized gains	(0.71)	–	–
Total distributions	(0.97)	(0.23)	(0.11)
Net Asset Value – End of Period	$12.60	$13.86	$10.81

Total Return	(2.71%)	30.61%	9.21	%(1)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,619	$1,235	$306
Ratio of expenses to average net assets:
Before expense reimbursement	2.91%	4.23%	9.11	%(2)
After expense reimbursement	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.17%	0.06%	(4.20	%)(2)
After expense reimbursement	2.08%	2.29%	2.91	%(2)
Portfolio turnover rate	169.25%	101.87%	42.38	%(1)

+Commencement of operations was December 15, 2005.
(1) Not annualized.
(2) Annualized.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT, AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
Alps Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
Alps Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586, visiting the Fund’s website at www.cullenfunds.com or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

A series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 28, 2008
(as supplemented November 4, 2008)

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class shares and Class I shares dated October 28, 2008, as well as the prospectus for the Class C shares dated October 28, 2008 (collectively, the “Prospectus”) of Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2008 are incorporated herein by reference to the Trust’s June 30, 2008 Annual Report and are available by request without charge by calling toll free 1-877-485-8586.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201	Overnight or Express Mail Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203

The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund. Subject to class level expense differences, an investor, by investing in one of the funds offered, becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that fund. Likewise, an investor shares pro rata in any losses of that fund.

The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act which details the attributes of each class of the Fund’s shares. Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus. Class C shares are subject to a higher 12b-1 fee as described in the Prospectus. Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective, Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are current income and long-term capital appreciation. Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of current income and the secondary objective of capital appreciation are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

The turnover rate for the Fund for the past two fiscal years was as follows:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Portfolio Turnover	169.25%	101.87%

The Fund experienced an increase in portfolio turnover rate from the fiscal year ended June 30, 2007 to the fiscal year ended June 30, 2008 resulting from an increase in net assets.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

  expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

  less extensive regulation of foreign brokers, securities markets, and issuers;

  less publicly available information and different accounting standards;

  costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

  less social, political and economic stability;

  smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

  certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

  less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies which the Fund considers to be companies with a typical capitalization range of $2.2 billion to $10.9 billion. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Ratings Services. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.	With respect to 75% of its total assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be invested in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

6.	Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.	Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

2.	Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of its investment adviser.

3.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.	Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

Dr. Curtis J. Flanagan* c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1921	Trustee	Since inception of the Fund	Private investor, 1998 to present; Chairman, South Florida Pathologists Group, prior thereto.	2	None

Independent Trustees
Matthew J. Dodds c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since inception of the Fund	Private investor, 1999 to present; Vice President – Research, Schafer Cullen Capital Management, Inc., from 1995 to 1999.	2	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since inception of the Fund	Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	2	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since inception of the Fund	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None

Officers
James P. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since inception of the Fund	Secretary, Cullen Capital Management LLC, since May 2000; Vice President, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination.
†James P. Cullen and Brooks H. Cullen are father and son, respectively.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met two times during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Fund does not have any policies in place regarding nominees for trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.	The Nominating Committee did not meet with respect to this Fund.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Executive Vice President	Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.	The Valuation Committee met did not meet with respect to this Fund.

The following compensation table provides certain information about the trustees’ fees for the Fund’s fiscal year ended June 30, 2008.

Name and Position	Aggregate Compensation From Fund	Aggregate Compensation from the Cullen High Dividend Equity Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0

Robert J. Garry, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

Stephen G. Fredericks, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

James P. Cullen, Trustee	$0	$0	$0	$0	$0

Curtis J. Flanagan, Trustee	$0	$0	$0	$0	$0
_______________
(1) At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Shareholders with a controlling interest could affect outcome of proxy voting or the direction of management of the fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address percentage of ownership of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2008.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services, Inc.	1,897,213	63.77%	Record
200 Liberty St.
New York, NY 10281-1003

Charles Schwab & Co.	616,539	20.72%	Record
101 Montgomery St
San Francisco, CA 94104-4151

Pershing, LLC	196,585	6.61%	Record
P.O. Box 2052
Jersey City, NJ 07303-2052

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
William Blair & Co.	516,764	28.63%	Record
Delaware Charter Guarantee
222 W. Adams St.
Chicago, IL 60606-5312

Charles Schwab & Co.	412,433	22.85%	Record
101 Montgomery St
San Francisco, CA 94104-4151

SEI Private Trust Company	185,735	10.29%	Record
One Freedom Valley Dr.
Oaks, PA 19456

National Financial Services LLC	175,566	9.73%	Record
200 Liberty St.
New York, NY 10281

Gerlach & Co.	107,122	5.94%	Record
C/O Citibank A/C 851660
Attn Fund of Hedge Corp.
300 Citibank Center B3 B12
Tampa, FL 33610

Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Oppenheimer & Co. Inc.	136,939	60.49%	Record
Dennis R. Samuelson
1300 W. Adams
Macomb, IL 61455-1235

Pershing, LLC	80,147	30.40%	Record
P.O. Box 2052
Jersey City, NJ 07303-2052

As of September 30, 2008, the Trustees and Officers of the Trust as a group owned 6.74% of the outstanding Class I shares of the Fund and less than 1% of the Retail Class and Class C shares. Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor. Neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interests, the value of which, exceeds $120,000 in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2007:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D

Dr. Curtis J. Flanagan,	None	None	None
Trustee

Matthew J. Dodds,	None	None	None
Independent Trustee

Robert J. Garry,	None	None	None
Independent Trustee

Stephen G. Fredericks,	None	None	None
Independent Trustee
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreement

On May 8, 2008, the Board of Trustees (including the Independent Trustees) of the Trust voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Jeffrey T. Battaglia, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

  interest, taxes and any governmental filing fees;
  brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
  compensation and expenses of Independent Trustees;
  legal and audit expenses;
  the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
  expenses relating to the redemption of shares;
  expenses of servicing shareholder accounts;
  fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
  expenses of printing and mailing reports, notices and proxy material to shareholders;
  insurance premiums for fidelity and other insurance coverage;
  expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and

  any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice. The Advisory Agreement will continue in effect until July 31, 2009 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions –Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 1.25% for the Retail Class, 2.00% for Class C and 1.00% for Class I through October 31, 2009. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund’s expense limitation to exceed the amount set forth above. However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

For the periods indicated below, the Fund paid the following advisory fees to its Adviser:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Period Ended June 30, 2006(a)
Fees Earned	$509,507	$171,470	$ 25,147
Fees Waived	$449,863	$333,910	$183,034
Total Fees Paid	$ 59,644	$ 0	$ 0

(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006

Portfolio Manager

James P. Cullen and Rahul D. Sharma are the portfolio managers responsible for the day-to-day management of the Fund. The following table shows the number of other accounts managed by Mr. Cullen and Mr. Sharma and the total assets in the accounts managed within various categories, as of June 30, 2008.

			with Advisory Fee based on performance
	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets

James P. Cullen	Registered Investment	1	5	0	0
	Companies		billion

	Other Pooled Investment	1	57	1	57
	Vehicles		million		million

	Other Accounts	0	0	0	0

Rahul D. Sharma	Registered Investment	0	0	0	0
	Companies

	Other Pooled Investment	1	57	1	57
	Vehicles		million		million

	Other Accounts	0	0	0	0

Material Conflict of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated in accordance with an alphabetical allocation utilized by the Adviser.

Compensation. Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and

Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Sharma is an employee of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Sharma does not control any portion of the voting equity of the adviser. Mr. Sharma receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Sharma participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Sharma does not have a deferred compensation plan

Securities Owned in the Fund by Portfolio Managers. As of June 30, 2008, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
James P. Cullen	Over $1,000,000
Rahul, D. Sharma	$50,001-$100,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

The Bank of New York Mellon (“BNYM”) provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust. Prior to July 1, 2009, U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A. (“USBFS”), provided administrative personnel and services (including blue-sky services) to the Trust and the Fund.

The Fund paid the following amount for administrative services in the following fiscal period:

	Fiscal Year Ended June 30, 2007(a)	Fiscal Year Ended June 30, 2008(a)	Fiscal Year Ended June 30, 2009(a)
Fund Administration-	$414,678	$372,473	$
High Dividend Equity
Fund

Fund Administration-	$77,709	$76,503	$
International High
Dividend Fund

(a) For the periods covered by the table, USBFS provided administrative services to the Trust.

Fund Accounting

BNYM provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, BNYM provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter and distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS’ discretion, Fund shares; (vii) enter into agreements, at ALPS’ discretion, with qualified broker-dealers to sell

Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the Distribution Plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the Fund under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement with respect to Fund may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of such Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

Information regarding historical compensation to ALPS from the Cullen Small Cap Value Fund is not provided because shares were not offered for sale until the date of this SAI.

The Distributor received the following in compensation during the fiscal year ended June 30, 2008:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$2,675
_______________
(1) This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C shares pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value. The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal period ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

Fiscal Year Ended 2008
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$75,150
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$75,150

For the fiscal period ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Class C shares:

Fiscal Year Ended 2007
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$18,591
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$18,591

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal period:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Period Ended June 30, 2006(a)
Brokerage Commissions	$318,096	$74,135	$20,947

(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

The Fund experienced increased brokerage commissions from fiscal 2008 compared to fiscal 2007, and from fiscal 2007 compared to fiscal 2006 due to increased trading volumes as a result of growth in Fund assets as well as an increase in the Fund’s portfolio turnover rate.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which an official closing price is available shall be valued at such official closing price; provided that if such official closing price is not available but market quotations are readily available, such securities shall be valued at the last quoted sales price on the day the valuation is made; provided further that if neither an official closing price nor a last sales price is available, the securities shall be valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund's Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

An example of how the Fund calculated its NAV per share as of June 30, 2008 is as follows:

Retail Class

Net Assets Shares Outstanding	= NAV Per Share

$40,707,523 3,221,538	= $12.64

Class I

Net Assets Shares Outstanding	= NAV Per Share

$21,933,613 1,730,250	= $12.68

Class C

Net Assets Shares Outstanding	= NAV Per Share

$2,618,614 207,749	= $12.60

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies. ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. The Fund’s portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person. However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

  The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

  The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

  The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

  The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

  The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

  The disclosure made to rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser, its affiliates or employees, or the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s investment company taxable income, from which dividends may be paid and the excess of net short-term capital gain over net long-term capital loss to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distribution of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income or income eligible for the dividends-received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years of the shareholders beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations if any may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or to pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities. The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Special tax rules also will require the Fund to mark to market (i.e., treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations. The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets consists of stock or securities in foreign corporations at the close of a taxable year in which the Fund qualifies for taxation as a regulated investment company, the Fund may file an election with the Internal Revenue Service (“IRS”) pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. The Fund’s ability to claim a foreign tax credit is subject to a number of requirements, including holding period requirements that must be satisfied by both the shareholder and Fund, which, as discussed above, may enter into transactions that terminate or suspend its holding period for some securities.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the IRS.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, Nasdaq Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. An unaudited semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian, Fund Administrator and Fund Accountant

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund, the Fund Administrator, and the Fund Accountant. The Custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent and Dividend Disbursing Agent~~,~~

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for the Fund.

Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2008.

Appendix A

     RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody's Investors Service, Inc.

     Aaa:        Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa:          Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A:            Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa:        Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba:          Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:            Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa:        Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca:          Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Rating Services

     AAA:      Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA:         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A:            Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB:        Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor's Rating Services

     Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

     Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1	Superior capacity for repayment
Prime-2	Strong capacity for repayment
Prime-3	Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor's Rating Services

     Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.	Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC:         The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C:           A preferred stock rated C is a nonpaying issue.

     D:           A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

     aaa:        An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa:          An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a:            An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa:        An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba:          An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b:            An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa:        An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca:          An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c:            This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CULLEN HIGH DIVIDEND EQUITY FUND
A series of Cullen Funds Trust

Class R1 and Class R2

PROSPECTUS

April 21, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks long-term capital appreciation and current income. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Capital appreciation is a primary objective and current income is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in dividend paying common stocks of medium- and large-capitalization companies1. The Adviser generally selects stocks of companies that have all three of the following characteristics:

  a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. Writing a covered call option allows the Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period. Generally, the Adviser does not expect investments in covered call options to exceed 30% of the Fund’s net assets.

What is a call option?

A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call is the selling of a call option for an equity security that is currently held in the portfolio. If the price of the underlying equity security reaches the strike price of the option, the option is likely to be exercised. In this case, the writer of the option is obligated to deliver the number of shares for which the call option is written.

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts, which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

1 Per Morningstar, Inc., as of February 28, 2009, mid-capitalization companies are those with net assets between $1.0 billion and $9.8 billion. Large-capitalization companies are those with net assets above $9.8 billion.

1

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s major risks are those of investing in the stock market, which can mean the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Fund’s underlying equity investments can be caused and also further prolonged by many circumstances currently confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the earnings power of the companies in which the Fund invests. Market participants’ views on the earnings power of a company and the overall state of the economy can cause significant short-term and long-term volatility in the value of the Fund’s shares. And, as a result, you could lose money investing in the Fund.

Medium-Capitalization Companies

The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Options or Covered Call Writing

As explained previously, a call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Foreign Securities

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Further, the Fund may make investments in equity securities of companies that are based in emerging markets. Brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

2

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Retail Class’s return (the class with the longest period of annual returns). The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Prior to October 7, 2004, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares. Performance shown prior to the inception date of the Class R1 and Class R2 shares reflects the performance of the Retail Class shares, adjusted to reflect expenses applicable to Class R1 and Class R2 shares.

As part of its multiple class plan, the Fund also offers Class C and Class I shares. The Retail Class, Class C and Class I shares are offered under separate prospectuses. Because the fees and expenses vary between classes, performance will vary slightly with respect to each class.

Both the Class R1 and R2 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

Cullen High Dividend Equity Fund, Class R1(1)

Year-By-Year Total Return as of December 31

During the period shown in the bar chart, the Fund’s highest quarterly return was 7.47% for the quarter ended December 31, 2004 and the lowest quarterly return was -18.19% for the quarter ended December 31, 2008.

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Average Annual Total Returns for the Periods ended December 31, 2008

	1 Year	5 Years	Since Inception(1)
Cullen High Dividend Equity Fund,
Class R1
Return Before Taxes	-29.73%	1.10%	3.31%
Return After Taxes on Distributions(2)	-30.64%	0.01%	2.26%

Return After Taxes on Distributions and Sale of Fund
Shares(2)	-19.21%	0.50%	2.41%
Class R2
Return Before Taxes	-29.52%	1.40%	3.62%

S&P 500 Index(3)	-37.00%	-2.19%	0.49%

(1)	The Fund’s Class R1 and Class R2 commenced operations on April 21, 2009. The Fund’s Retail Class commenced operations on August 1, 2003. Performance shown prior to the inception of Class R1 and Class R2 reflects the performance of the Retail Class, adjusted to reflect expenses applicable to Class R1 and Class R2 shares, respectively.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large- sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	Class R1	Class R2
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None	None
Maximum deferred sales charge (load)
(as a percentage of purchase or sale price, whichever is less)	None	None
Maximum sales charge (load) imposed on reinvested dividends	None	None
Redemption Fee (as a percentage of amount redeemed) [a]	2.00%	2.00%
Exchange Fee	None	None

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ANNUAL FUND OPERATING EXPENSES	Class R1	Class R2
(expenses that are deducted from Fund assets)
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	0.25%
Other Expenses [b]	0.47%	0.47%
Acquired Fund Fees and Expenses[c]	0.03%	0.03%
Total Annual Fund Operating Expenses	2.00%	1.75%
Less Expense Reduction/Reimbursement[d]	-0.47%	-0.47%
Net Annual Fund Operating Expenses	1.53%	1.28%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years
Class R1	$156	$582
Class R2	$130	$505

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.50% and 1.25% on an annualized basis for Class R1 shares and Class R2 shares, respectively, through October 31, 2009.

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year. As described below in the “Distribution and Shareholder Servicing Plan” section, the Shareholder Servicing Plan expense is up to 0.25% for both the Class R1 and Class R2 shares, and the Annual Fund Operating Expenses table presented above assumes the expense will be 0.25% since this will be the amount expected to be charged through the remainder of the fiscal year ended June 30, 2009.

c	Acquired Fund Fees and Expenses are indirect fees that a fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed-end funds, or business development companies (“Acquired Funds”). The indirect fee represents a pro rata portion of the cumulative expenses of the Acquired Funds. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses for the Class R1 and Class R2 shares are 1.97% and 1.72%, respectively.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes and Acquired Fund Fees and Expenses) to no more than 1.50% for Class R1 shares and 1.25% for Class R2 shares through June 30, 2010. The Adviser may, with Board approval, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of

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the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had approximately $4.7 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to reduce its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes and acquired fund fees and expenses) exceed 1.50% of the Fund’s net assets for Class R1 shares and 1.25% for Class R2 shares. For the fiscal year ended June 30, 2008, the Adviser received a management fee of 0.53% of the Fund’s average daily net assets, net of reductions or absorptions.

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s President and Controlling Member, has been a portfolio manager of the Fund since the Fund’s inception on August 1, 2003. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

John C. Gould has served as a portfolio manager for the Fund since October 2007. Mr. Gould has been the Executive Vice President and Portfolio Manager of the Adviser since May 2000, and has served as Portfolio Manager of Schafer Cullen Capital Management, Inc. since 1989.

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The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s shares. The Distribution Plan allows the Class R1 shares to pay up to 0.50% and the Class R2 shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as compensation to underwriters, dealers and sales personnel; printing and disseminating prospectuses and reports for prospective shareholders; preparing and distributing advertising material and sales literature; shareholder account servicing; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. Because the fees are paid out of the assets attributable to the Class R1 and Class R2 shares on an on-going basis, the fees paid under the Distribution Plan will increase the cost of your investment in Class R1 and Class R2 shares and could cost you more than paying other types of sales charges.

The Fund has also adopted a separate service plan for Class R1 and Class R2 shares. Under the service plan, the Fund may pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Fund. Because the fees are paid out of the assets attributable to the Class R1 and Class R2 shares on an on-going basis, the fees paid under the Distribution Plan will increase the cost of your investment in Class R1 and Class R2 shares.

Additional Payments to Financial Intermediaries

You indirectly compensate the financial intermediary through which you buy shares of the Fund, as a result of the Fund paying Rule 12b-1 fees. The Fund also may pay intermediaries for administrative services and transaction processing.

The Adviser may make additional payments to your financial intermediary. These payments may provide your financial intermediary with an incentive to favor the Fund over other mutual funds or assist the distributor in its efforts to promote the sale of the Fund’s shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

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The Adviser makes these additional payments to financial intermediaries out of its own assets. These payments are not an expense of the Fund. The Adviser may base these payments on a variety of criteria, including the amount of sales or assets of the Fund attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. The Adviser determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Fund and that are willing to cooperate with the Adviser’s promotional efforts. The Adviser also may compensate financial intermediaries (in addition to amounts that may be paid by the Fund) for providing certain administrative services and transaction processing services.

The Adviser may benefit from its payments if the intermediary features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which the Adviser’s personnel may make presentations on the Fund to the intermediary’s sales force). To the extent intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Adviser receives greater management and other fees due to the payments to the intermediary if the amount of the payment exceeds the intermediary’s costs.

Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above. You can ask your financial intermediary about any payments it receives from the Adviser or the Fund, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Fund, such as providing omnibus account services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with the Adviser that are not related to the Fund.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund offers five classes of shares – Retail Class, Class C, Class I, Class R1, and Class R2. This prospectus offers the Class R1 and Class R2 shares.

  A 0.50% Rule 12b-1 distribution and service fee is imposed upon the Class R1 Shares, which are sold with no sales load.

  A 0.25% Rule 12b-1 distribution and service fee is imposed upon the Class R2 Shares, which are sold with no sales load.

Over time these distribution and service fees could cost you more than if you paid other types of sales charges.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as

8

measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Another investment strategy of the Fund is to write covered call options when the Adviser believes it will be beneficial to the Fund. The Fund may write covered call options for hedging purposes and in order to generate additional income. Writing a covered call involves the Fund selling a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect investments in covered call options to exceed 30% of the Fund’s net assets. However, the Fund is not restricted in its ability to invest up to 100% of its assets in covered call options.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in stocks at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

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The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

  future political and economic developments,
  the imposition of foreign withholding taxes on dividend and interest income payable on the securities, the possible establishment of exchange controls,
  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

ELIGIBLE CLASS R1 AND R2 INVESTORS

Both the Class R1 and R2 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R1 and R2 shares also are available to IRAs

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consisting of rollovers from eligible retirement plans that offered one or more of the Adviser’s Class R1 or R2 share Funds as investment options. Class R1 and R2 shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Other classes of shares of the Fund may be offered through one or more separate prospectuses. Eligible Class R1 and Class R2 share investors are also eligible to purchase each of these other classes. However, plan participants may only purchase classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan. Your investment firm may receive different compensation depending upon which class is chosen.

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other agent.

Foreign Securities

Some of the Fund’s portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right

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to reject purchase orders in whole or in part when, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund endeavors to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees

The Fund charges a 2% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

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5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

There is no minimum investment required to purchase Class R1 and Class R2 shares.

You will be charged a $15 annual account maintenance fee for each IRA (or other retirement account for which The Bank of New York Mellon acts as the custodian), up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

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Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day. Plan administrators are responsible for transmitting the order to the Fund in a timely manner.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen High Dividend Equity Fund

Shares may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization

Plans and their participants can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund.” The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, drawn on a domestic financial institution. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order of payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds   P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail, or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

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By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire

Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877- 485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen High Dividend Equity Fund
(your name or the title on the account)
(your account #)

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Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States. The Cullen High Dividend Equity Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

16

SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1- 877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least 5 days in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

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Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account.

  When redemption proceeds are sent to any person, address or bank account not on record;

  Written requests to wire redemption proceeds (if not previously authorized on the account);

  When establishing or modifying certain service on an account;

  If a change of address - was received by the Transfer Agent within the last 15 days.

  For all redemptions in excess of $100,000 - from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

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All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be sent within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

ADDITIONAL POLICIES

Information for Plan Participants

Participants in retirement plans generally must contact the plan’s administrator to purchase, redeem or exchange shares. Shareowner services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments in the Fund.

Exchanges

The Fund allows you to exchange your Class R1 and R2 shares for Class R1 and R2 shares, respectively, of another Cullen fund that is available through your plan. Exchanges are made at net asset value.

Before you request an exchange, consider each Fund’s investment objective and policies as described in the fund’s prospectus. Other Cullen funds may not be available in certain retirement plans.

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

19

Investing Through a Third Party

Eligible retirement plans generally may open an account and purchase Class R1 and R2 shares by contacting any investment firm or plan administrator authorized to sell the Fund’s shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator.

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These fees and conditions are in addition to those imposed by the Fund. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. Consult a representative of your plan or financial institution if you are not sure.

Information for IRA Rollover Accounts

IRA Rollover Accounts may be eligible to open an account and purchase Class R1 and R2 shares by contacting any investment firm authorized to sell the Fund’s shares. You can obtain an application from your investment firm. You may also open your account by completing an account application and sending it to the transfer agent by mail.

The Fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the Fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income no less frequently than monthly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income

20

tax return purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason. (Shareholders will be notified of any such action to the extent material via written notice).

  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

  Change the minimum or maximum investment amounts.

  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

  Reject any purchase or redemption request that does not contain all required documentation.

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FINANCIAL HIGHLIGHTS

Information is not provided for Class R1 and R2 shares offered in this Prospectus because the public offering of these shares had not commenced as of the date of this Prospectus.

22

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT, AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
Alps Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
Alps Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
A series of Cullen Funds Trust

Class R1 and Class R2

PROSPECTUS

April 21, 2009

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks current income and long-term capital appreciation. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Current income is a primary objective and capital appreciation is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests, under normal circumstances, at least 80% of its net assets primarily in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (ADRs)1. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. As a point of comparison, a high dividend paying common stock that the Fund would invest in would have a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The Adviser generally selects stocks of companies that have all three of the following characteristics:

  a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
  a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
  strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks and ADRs. The Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 20% of its assets in U.S. issuers. These investments include common stocks of other investment companies and government securities.

1 Per Morningstar, Inc., as of February 28, 2009, mid-capitalization companies are those with net assets between $1.0 billion and $9.8 billion. Large-capitalization companies are those with net assets above $10.9 billion.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks

The Fund’s major risks are those of investing in the stock market, which can mean the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Fund’s underlying equity investments can be caused and also further prolonged by many circumstances currently confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the earnings power of the companies in which the Fund invests. Market participants’ views on the earnings power of a company and the overall state of the economy can cause significant short-term and long-term volatility in the value of the Fund’s shares. Because stock values go up and down, the value of the Fund’s shares may go up and down. And, as a result, you could lose money investing in the Fund.

Foreign Securities Risks

Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,
  the imposition of foreign withholding taxes on dividend and interest income payable on the securities, the possible establishment of exchange controls,
  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in this Fund if any of the following occur:

  foreign stock markets decline in value;
  the Fund has difficulty selling smaller capitalization or emerging market stocks during a down market due to lower liquidity;
  the value of a foreign currency declines relative to the U.S. dollar; or
  political, social or economic instability in a foreign country causes the value of the Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Medium-Capitalization Companies

The Fund may invest in the stocks of medium-capitalization foreign companies with a typical capitalization range from $1.0 billion to $9.8 billion. Medium-capitalization companies often

2

have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing

Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

As part of its multiple class plan, the Fund also offers Retail Class, Class C, and Class I shares. The Retail Class, Class C, and Class I shares are offered in separate prospectuses. Because the fees and expenses vary between classes, performance will vary with respect to each class.

Both the Class R1 and R2 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts.

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Fund’s return. The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund.

Performance shown prior to the inception date of the Class R1 and Class R2 shares reflects the performance of the Retail Class shares, adjusted to reflect expenses applicable to Class R1 and Class R2 shares. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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Cullen International High Dividend Fund, Class R1(1)

Year-By-Year Total Return as of December 31

During the period shown in the bar chart, the Fund’s highest quarterly return was 11.92% for the quarter ended December 31, 2006 and the lowest quarterly return was -24.50% for the quarter ended December 31, 2008.

Average Annual Total Returns for the Periods ended December 31, 2008

	1 Year	Since Inception(1)
Cullen International High Dividend Fund,
Class R1
Return Before Taxes	-45.08%	-5.10%
Return After Taxes on Distributions(2)	-45.18%	-6.01%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-28.57%	-4.30%
Class R2
Return Before Taxes	-44.91%	-4.82%
MSCI EAFE Index (3)	-43.06%	-6.56%

(1)	The Fund’s Class R1 and Class R2 commenced operations on April 21, 2009. The Fund’s Retail Class commenced operations on December 15, 2005. Performance shown prior to the inception of Class R1 and Class R2 reflects the performance of the Retail Class, adjusted to reflect expenses applicable to Class R1 and Class R2 shares, respectively.

(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)	The Morgan Stanley Capital International EAFE Index measures the overall performance of stock markets in 21 countries within Europe, Australasia and the Far East. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. A direct investment in an index is not possible.

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES	Class R1	Class R2
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)	None	None
Maximum deferred sales charge (load)
(as a percentage of purchase or sale price, whichever is less)	None	None
Maximum Sales charge (load) imposed on reinvested dividends	None	None
Redemption Fee (as a percentage of amount redeemed)[a]	2.00%	2.00%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES	Class R1	Class R2
(expenses that are deducted from Fund assets)
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.50%	0.25%
Other Expenses [b]	1.17%	1.17%
Total Annual Fund Operating Expenses[c]	2.67%	2.42%
Less Expense Reduction/Reimbursement[d]	-0.91%	-0.91%
Net Annual Fund Operating Expenses	1.76%	1.51%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years
Class R1	$179	$747
Class R2	$154	$671

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.75% and 1.50% on an annualized basis for Class R1 shares and Class R2 shares, respectively, through October 31, 2009.

a	You will be charged a 2% redemption fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The redemption fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency, Shareholder Servicing Plan Fees and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year. As described below in the “Distribution and Shareholder Servicing Plan” section, the Shareholder Servicing Plan expense is up to 0.25% for both the Class R1 and Class R2 shares, and the Annual Fund Operating Expenses table presented above assumes the expense will be 0.25% since this will be the amount expected to be charged through the remainder of the fiscal year ended June 30, 2009. Other Expenses also include the fees and expenses indirectly borne by a Fund in connection with its investments in other mutual funds. These indirect fees and expenses are referred to as “acquired fund fees and expenses.” Acquired fund fees and expenses did not exceed 0.01% of the Fund’s average daily net assets for the fiscal year ended June 30, 2008.

c	Without acquired fund fees and expenses, the Total Annual Fund Operating Expenses for the Class R1 and Class R2 shares is 2.66% and 2.41%, respectively.

d	The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes and Acquired Fund Fees and Expenses) to no more than 1.75% for Class R1 shares and 1.50% for Class R2 shares until June 30, 2010. The Adviser may, with Board approval, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http:// www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with Form N-CSR and Form N-Q as filed with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen Funds via mail at:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Fund’s website at www.cullenfunds.com.

WHO MANAGES THE FUND?

Investment Adviser

The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2008, the Adviser had $4.9 billion in assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to reduce its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes and acquired fund fees and expenses) exceed 1.75% for the Class R1 shares and 1.50% for Class R2 shares of the Fund’s net assets.

A discussion regarding the basis of the Board of Trustees’ approval of the Adviser’s Investment Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year that ended on June 30, 2008.

Portfolio Managers

The following individuals are jointly responsible for the day-to-day management of the Fund.

James P. Cullen, the Adviser’s President and Controlling Member, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the

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investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Rahul D. Sharma has served as a portfolio manager for the Fund since October 2007. Mr. Sharma has been the Secretary of the Adviser since May 2000.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

The Bank of New York Mellon serves as custodian for the Fund’s cash and securities and also provides administrative and accounting services to the Fund. ALPS Fund Services, Inc. provides transfer agent and dividend disbursing services to the Fund.

Distributor

ALPS Distributors, Inc. is the underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan

The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s shares. The Distribution Plan allows the Class R1 shares to pay up to 0.50% and the Class R2 shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as compensation to underwriters dealers and sales personnel; printing and disseminating prospectuses and reports for prospective shareholders; preparing and distributing advertising material and sales literature; shareholder account servicing; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.. Because the fees are paid out of the assets attributable to the Class R1 and Class R2 shares on an on-going basis, the fees paid under the Distribution Plan will increase the cost of your investment in Class R1 and Class R2 shares and could cost you more than paying other types of sales charges.

The Fund has also adopted a separate service plan for Class R1 and Class R2 shares. Under the service plan, the Fund may pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. The services provided under the service plan include acting as a shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Fund. Because the fees are paid out of the assets attributable to the Class R1 and Class R2 shares on an on-going basis, the fees paid under the Distribution Plan will increase the cost of your investment in Class R1 and Class R2 shares.

Additional Payments to Financial Intermediaries

You indirectly compensate the financial intermediary through which you buy shares of the Fund, as a result of the Fund paying Rule 12b-1 fees. The Fund also may pay intermediaries for administrative services and transaction processing.

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The Adviser may make additional payments to your financial intermediary. These payments may provide your financial intermediary with an incentive to favor the Fund over other mutual funds or assist the distributor in its efforts to promote the sale of the Fund’s shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

The Adviser makes these additional payments to financial intermediaries out of its own assets. These payments are not an expense of the Fund. The Adviser may base these payments on a variety of criteria, including the amount of sales or assets of the Fund attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. The Adviser determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Fund and that are willing to cooperate with the Adviser’s promotional efforts. The Adviser also may compensate financial intermediaries (in addition to amounts that may be paid by the Fund) for providing certain administrative services and transaction processing services.

The Adviser may benefit from its payments if the intermediary features the Fund in its sales system (such as by placing the Fund on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which the Adviser’s personnel may make presentations on the Fund to the intermediary’s sales force). To the extent intermediaries sell more shares of the Fund or retain shares of the Fund in their clients’ accounts, the Adviser receives greater management and other fees due to the payments to the intermediary if the amount of the payment exceeds the intermediary’s costs.

Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above. You can ask your financial intermediary about any payments it receives from the Adviser or the Fund, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Fund, such as providing omnibus account services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Adviser or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other relationships with the Adviser that are not related to the Fund.

Description of Classes

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares of the Fund. The Fund offers five classes of shares – Retail Class, Class C, Class I, Class R1 and Class R2. This prospectus offers the Class R1 and Class R2 shares.

  A 0.50% Rule 12b-1 distribution and service fee is imposed upon the Class R1 shares, which are sold with no sales load.

  A 0.25% Rule 12b-1 distribution and service fee is imposed upon the Class R2 shares, which are sold with no sales load.

Over time these distribution and service fees could cost you more than if you paid other types of sales charges.

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ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of non-U.S. medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Fund will also invest in ADRs.

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

Generally, the Fund will not purchase securities which at the time of purchase, it believes will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in foreign stocks and ADRs at all times except to the extent that:

  unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

  anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

Although the Fund’s portfolio is normally expected to be fully invested in equity securities as described above, a portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash

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equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of foreign issuers or in depository receipts, although the Fund has the ability to invest up to 20% of its assets in securities of U.S. issuers which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of foreign issuers.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized and that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time, the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

ELIGIBLE CLASS R1 AND R2 INVESTORS

Both the Class R1 and R2 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R1 and R2 shares also are available to IRAs consisting of rollovers from eligible retirement plans that offered one or more of the Adviser’s Class R1 or R2 share Funds as investment options. Class R1 and R2 shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Other classes of shares of the Fund may be offered through one or more separate prospectuses. Eligible Class R1 and Class R2 share investors are also eligible to purchase these other classes. However, plan participants may only purchase classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan. Your investment firm may receive different compensation depending upon which class is chosen.

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SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received in good order by the Fund’s Transfer Agent or other authorized agent.

Foreign Securities

Most of the Fund’s portfolio securities are listed on foreign exchanges that may trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the New York Stock Exchange. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions

The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market-timing in the Fund. “Market-timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market-timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part if, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not accommodate “market-timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the

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use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund exercises its best judgment to use these tools in a manner it believes consistent with shareholder interests.

Trading Practices

The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund seeks to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fee

The Fund charges a 2.00% redemption fee on the redemption or exchange of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

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Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Trust.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available, reliable, current market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments

There is no minimum investment required to purchase Class R1 and Class R2 shares.

You will be charged a $15 annual account maintenance fee for each IRA (or other retirement account for which U.S. Bank acts as the custodian), up to a maximum of $30 per social security number, and a $25 fee for transferring assets to another custodian or for closing such an account.

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other authorized agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day. Plan administrators are responsible for transmitting the order to the Fund in a timely manner.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
The name of the Fund
The dollar amount of shares to be purchased
Completed purchase application or investment stub
Check payable to Cullen International High Dividend Fund

Shares may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund

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is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization

Plans and their participants can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen International High Dividend Fund.” All purchases must be in U.S. dollars, drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti- money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit

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your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone

To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (“NYSE”) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

By wire

Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call toll-free 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 011000028
DDA# 00515114
Account Name: Cullen Funds
Further Credit: Cullen International High Dividend Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan

Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the Automatic Investment Plan section on your account application or call the Fund’s Transfer Agent a 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

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Shares of the Fund have not been registered for sale outside of the United States. The Cullen International High Dividend Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization

If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail

Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201
Overnight Delivery Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203
The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.

By telephone

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling

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toll free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan

If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least 5 days in advance of the next withdrawal. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

  If ownership is changed on your account;

  When redemption proceeds are sent to any person, address or bank not on record;

  Written requests to wire redemption proceeds (if not previously authorized on the account);

  When establishing or modifying certain services on an account;

  If a change of address request was received by the Transfer Agent within the last 15 days;

  For all redemptions in excess of $100,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

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Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request or it is received from an authorized agent in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the Automated Clearing House (ACH) network on the following business day. Except in extreme circumstances, proceeds will be sent within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
the name of the Fund
the dollar amount or the number of shares to be redeemed
signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event, more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC.

Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

ADDITIONAL POLICIES

Information for Plan Participants

Participants in retirement plans generally must contact the plan’s administrator to purchase, redeem or exchange shares. Shareowner services may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments in the Fund.

Exchanges

The Fund allows you to exchange your Class R1 and R2 shares for Class R1 and R2 shares, respectively, of another Cullen fund that is available through your plan. Exchanges are made at net asset value.

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Before you request an exchange, consider each Fund’s investment objective and policies as described in the Fund’s prospectus. Other Cullen funds may not be available in certain retirement plans.

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through a Third Party

Eligible retirement plans generally may open an account and purchase Class R1 and R2 shares by contacting any investment firm or plan administrator authorized to sell the Fund’s shares. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator.

If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These fees and conditions are in addition to those imposed by the Fund. In addition, the options and services available to a retirement plan may be different from those discussed in this prospectus. Consult a representative of your plan or financial institution if you are not sure.

Information for IRA Rollover Accounts

IRA Rollover Accounts may be eligible to open an account and purchase Class R1 and R2 shares by contacting any investment firm authorized to sell the Fund’s shares. You can obtain an application from your investment firm. You may also open your account by completing an account application and sending it to the transfer agent by mail.

The Fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the Fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income quarterly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then

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current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another is treated as an ordinary sale and purchase for federal income tax purposes and you will realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Fund may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

  Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason. (Shareholders will be notified of any such action to the extent material via written notice).

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  Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

  Change the minimum or maximum investment amounts.

  Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

  Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

  Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

  Reject any purchase or redemption request that does not contain all required documentation.

FINANCIAL HIGHLIGHTS

Information is not provided for Class R1 and R2 shares offered in this Prospectus because the public offering of these shares had not commenced as of the date of this Prospectus.

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INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

FUND ADMINISTRATOR,
FUND ACCOUNTANT, AND CUSTODIAN
The Bank of New York Mellon
New York, New York

TRANSFER AGENT
Alps Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
Alps Distributors, Inc.
Denver, Colorado

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

  Information we receive about you on applications or other forms;

  Information you give us orally; and

  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi annual reports to shareholders. The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll free at 1-877-485-8586, visiting the Fund’s website at www.cullenfunds.com or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0213
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

CULLEN HIGH DIVIDEND EQUITY FUND
CULLEN INTERNATIONAL HIGH DIVIDEND FUND

Each, a series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Class R1 and Class R2

April 21, 2009

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Class R1 shares and Class R2 shares dated April 21, 2009, of Cullen High Dividend Equity Fund or Cullen International High Dividend Fund (the “Funds”), as applicable, each a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Funds toll-free at 1-877-485-8586 or by writing the Funds at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the applicable Prospectus. You should read this SAI together with the applicable Prospectus and retain it for future reference.

The audited financial statements for the Funds for the fiscal year ended June 30, 2008 are incorporated herein by reference to the Trust’s June 30, 2008 Annual Report and available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail Cullen Funds P.O. Box 13584 Denver, CO 80201	Overnight or Express Mail Cullen Funds 1290 Broadway Suite 1100 Denver, CO 80203

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The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers two diversified portfolios to investors: the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund. Subject to class level expense differences, an investor by investing in one of the Funds offered becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor shares pro rata in any losses of that Fund.

Each Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust, on behalf of the Funds, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act, which details the attributes of each class of the Funds’ shares. Currently, each Fund is authorized to issue five classes of shares: Retail Class, Class C, Class I, Class R1 and Class R2.

Description of the Funds and their Investment Objectives,
Policies and Risks

For additional information on the Funds, their investment objectives, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the applicable Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objectives of the Cullen International High Dividend Fund are current income and long-term capital appreciation. Each Fund selects Portfolio securities primarily with a view to achieve its objectives. Each Fund’s objectives are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that either Fund will achieve its objectives.

Portfolio Turnover

Each Fund expects to purchase and sell securities at such times as each deems to be in the best interest of its shareholders. Neither Fund has placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Funds’ investment adviser, investment considerations warrant such action.

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The turnover rate for each Fund for the past two fiscal years was as follows:

Portfolio Turnover	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Cullen High Dividend Equity Fund	30.55%	31.05%
Cullen International High Dividend Fund	169.25%	101.87%

Trading commissions expense for the fiscal year ended June 30, 2008 as a percentage of average net assets was 0.07% and 0.62% for the High Dividend Equity Fund and International High Dividend Fund, respectively.

The International High Dividend Fund experienced an increase of 67.38% in portfolio turnover rate from the fiscal year ended June 30, 2007 to the fiscal year ended June 30, 2008. This increase is a result of the investment adviser’s belief that additional country and sector diversification is necessary to manage the volatility typically associated with the international markets in which the Fund invests.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Each Fund may invest in foreign securities, although to different degrees. Foreign investments involve special risks, including:

  expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

  less extensive regulation of foreign brokers, securities markets, and issuers;

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  less publicly available information and different accounting standards;

  costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

  diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

  less social, political and economic stability;

  smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

  certain national policies that may restrict each Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

  less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of each Fund could be affected by changes in foreign currency exchange rates. The value of each Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

Each Fund may invest in ADRs. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the

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same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Medium-Capitalization Companies

Each Fund may invest in medium-capitalization companies, which are companies with a typical capitalization range of $2.2 billion to $10.9 billion. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in either Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for a Fund than in a mutual fund that invests exclusively in larger, more established companies.

Options

The Cullen High Dividend Equity Fund may, for hedging purposes and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case, the Cullen High Dividend Equity Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security. During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

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A closing purchase transaction is one in which the Cullen High Dividend Equity Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Cullen High Dividend Equity Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Cullen High Dividend Equity Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

Each Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which each Fund may invest when the investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase

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agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Funds invest in are generally rated at least Al by Standard & Poor’s Ratings Services, or determined to be of comparable quality by the Adviser. However, the Funds may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Illiquid Securities

Each Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Funds from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While each Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, a Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of each Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of such Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. Neither Fund may:

1.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

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2.	Invest in companies for the purpose of exercising management or control;

3.	Purchase or sell real estate, although both Funds may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

4.	Purchase or sell commodities or commodities contracts;

5.	Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

6.	Purchase securities on margin;

7.	Effect short sales of any securities;

8.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

9.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

10.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

11.	Enter into repurchase agreements with maturities of more than seven days; and

12.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities.

The Cullen High Dividend Equity Fund may not:

1.	Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer. This limitation does not apply to obligations issued or guaranteed by the U.S. Government.

The Cullen International High Dividend Fund may not:

1.	With respect to 75% of its assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government.

Non-Fundamental Restrictions

Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that such Funds may not:

1.	Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of such Fund.

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2.	Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Funds’ investment adviser.

3.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.	Make any change in such Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by such Fund’s name without first providing such Fund’s shareholders with at least 60 days written prior notice.

The Cullen High Dividend Equity Fund may not:

1.	Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefore which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Funds

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Funds’ investment adviser at the address shown below.

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since 2000	President, Controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

Dr. Curtis J. Flanagan* c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1921	Trustee	Since 2000	Private investor, 1998 to present; Chairman, South Florida Pathologists Group, prior thereto.	2	None

Independent Trustees
Matthew J. Dodds c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since 2000	Private investor, 1999 to present; Vice President – Research, Schafer Cullen Capital Management, Inc., from 1995 to 1999.	2	None

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since 2000	Executive Vice President/ Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	2	None

Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Officers
James P. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since 2000	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., from December 1982 to present.	2	None

John C. Gould Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022	Executive Vice President	Since 2000	Executive Vice President and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; Assistant Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.	N/A	N/A

Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since 2000	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since 2000	Secretary, Cullen Capital Management LLC, since May 2000; Assistant Portfolio Manager, Cullen Capital Management LLC, 2007 to present; Vice President, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006	Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.	N/A	N/A

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Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager, KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State	N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination.
†James P. Cullen and Brooks H. Cullen are father and son, respectively.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met two times during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Funds do not have any policies in place regarding nominees for trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.	The Nominating Committee did not meet during the past fiscal year.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Executive Vice President	Responsible for (1) monitoring the valuation of Funds’ securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.	The Valuation Committee did not meet during the past fiscal year with respect to the Funds.

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The following compensation table provides certain information about the trustees’ fees for the Trust’s fiscal year ended June 30, 2008.

Name and Position	Aggregate Compensation From Cullen High Dividend Equity Fund	Aggregate Compensation from Cullen International High Dividend Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0

Robert J. Garry, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

Stephen G. Fredericks, Independent Trustee	$12,000	$12,000	$0	$0	$24,000

James P. Cullen, Interested Trustee	$0	$0	$0	$0	$0

Curtis J. Flanagan, Interested Trustee	$0	$0	$0	$0	$0
_______________
(1) At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Funds.

Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Funds pay any fees to the trustees who are considered “interested persons” of the Trust or the Funds or the Funds’ investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the applicable Fund because they own beneficially over 25% of the outstanding equity securities. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the applicable Fund. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

Information regarding control persons and principal holders of the Class R1 and Class R2 shares of the Funds is not provided because these share classes were not offered for sale until the date of this SAI.

Accordingly, as of the date of this SAI, the Trustees and Officers of the Trust as a group owned less than 1% of the Class R1 and Class R2 shares of each Fund. Neither the Trustees who are “not interested” persons of the Funds, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Adviser or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Funds nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000 in the Adviser, the Distributor or any of their affiliates.

Board Interest in the Funds

Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2008:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

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Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Interested Trustee	D	D	D
Dr. Curtis J. Flanagan, Interested Trustee	None	None	None
Matthew J. Dodds, Independent Trustee	None	None	None
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent Trustee	None	None	None

(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreements

On May 8, 2008, the Board of Trustees (including the Independent Trustees) of the Trust approved the continuation through July 31, 2009 of each Fund’s investment advisory agreement (each “Advisory Agreement” and collectively, the “Advisory Agreements”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Funds. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Manages the Fund?” in the applicable Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and Controlling Member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser. Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Jeffrey T. Battaglia, Treasurer of the Trust, is also Chief Financial Officer of the Adviser. Rahul D. Sharma, Secretary of the Trust, is also Vice President of the Adviser. Steven Mullooly, Chief Compliance Officer (“CCO”) of the Trust, is also the CCO of the Adviser.

Under each Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the applicable Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for each Fund to the extent not provided by each Fund’s respective custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

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The Trust or each Fund, respectively, pays all other expenses of its operation, including, without limitation:

  interest, taxes and any governmental filing fees;
  brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
  compensation and expenses of Independent Trustees;
  legal and audit expenses;
  the fees and expenses of each Fund’s respective custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
  expenses relating to the redemption of shares;
  expenses of servicing shareholder accounts;
  fees and expenses related to the registration and qualification of each Fund and its shares under federal and state securities laws;
  expenses of printing and mailing reports, notices and proxy material to shareholders;
  insurance premiums for fidelity and other insurance coverage;
  expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
  any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or either Fund is a party, and any obligation which the Trust or either Fund may incur to indemnify others.

The Advisory Agreements provide that the Adviser shall have no liability to the Trust, the respective Funds or their respective shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreements.

The Advisory Agreements are not assignable and may be terminated by either party, without penalty, on 60 days notice. Each Advisory Agreement will continue in effect until July 31, 2009 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the applicable Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Adviser pursuant to the respective Advisory Agreements, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the applicable Prospectus. As described in each Prospectus, the Adviser has contractually agreed to limit the total expenses of each Fund (excluding taxes and acquired fund fees and expenses) to an annual rate of 1.50% and 1.75%, respectively, for Class R1 shares and 1.25% and 1.50%, respectively, for Class R2 shares of the High Dividend Equity Fund and International High Dividend Fund through June 30, 2010. Pursuant to each such agreement, the Adviser may cause each Fund to reimburse the Adviser for any fee reductions or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such reductions or reimbursements made by the Fund will not cause the Fund’s expense limitations to exceed the amounts set forth above. However, the Funds are not obligated to pay any such reduced fees for more than three years after the end of the fiscal year in which the fee was reduced.

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For the periods indicated below, the Funds paid the following advisory fees to the Adviser:

Cullen High Dividend Equity Fund
	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Fees Earned	$4,182,459	$3,858,038	$1,292,611
Fees Reduced	$1,964,371	$1,799,099	$ 709,832
Total Fees Paid	$2,218,088	$2,078,939	$ 582,779

Cullen International High Dividend Fund
	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Period Ended June 30, 2006(a)
Fees Earned	$509,507	$171,470	$ 25,147
Fees Reduced	$449,863	$333,910	$183, 034
Total Fees Paid	$ 59,644	$ 0	$ 0

(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006

Portfolio Manager

Mr. James P. Cullen and Mr. John C. Gould are the portfolio managers responsible for the day-to-day management of the Cullen High Dividend Equity Fund; and Mr. James P. Cullen and Mr. Rahul D. Sharma are the portfolio managers responsible for the day-to-day management of the Cullen International High Dividend Fund. The following table shows the number of other accounts managed by Mr. Cullen, Mr. Gould and Mr. Sharma and the total assets in the accounts managed within various categories, as of December 31, 2008.

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				with Advisory Fee based on performance
		Number of Accounts	Total Assets	Number of Accounts	Total Assets
	Type of Accounts

James P. Cullen	Registered Investment	4	$3.6	0	0
	Companies		billion

	Other Pooled Investment	2	$914	1	$16
	Vehicles		million		million

	Other Accounts	9,731	$4.2	0	0
			billion

John C. Gould	Registered Investment	3	$3.5	0	0
	Companies		billion

	Other Pooled Investment	1	$898	0	0
	Vehicles		million

	Other Accounts	8,180	$3.6	0	0
			billion

Rahul D. Sharma	Registered Investment	1	$64	0	0
	Companies		million

	Other Pooled Investment	1	$16	1	$16
	Vehicles		million		million

	Other Accounts	1,713	$709	0	0
			million

Material Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of each Fund and/or other accounts. In approving the Advisory Agreements, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of each Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for each Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for a Fund and other accounts, orders are placed at the same time. The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

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Compensation. Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Funds. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Gould is an equity owner of the Adviser and in such capacity does not receive a salary from the Cullen High Dividend Equity Fund. Mr. Gould owns 5% of the equity of the Adviser. In his ownership capacity, Mr. Gould shares commensurately in the profits and losses of the Adviser. Mr. Gould does not receive a fixed salary from the Adviser. He receives net profits of the adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen Capital Management, Inc., an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Gould participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Gould does not have a deferred compensation plan.

Mr. Sharma is an employee of the Adviser and in such capacity does not receive a salary from the Cullen International High Dividend Fund. Mr. Sharma does not control any portion of the voting equity of the Adviser. Mr. Sharma receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser. Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Sharma participates in Schafer Cullen Capital Management, Inc.’s 401(k) plan. Mr. Sharma does not have a deferred compensation plan.

Securities Owned in the Funds by Portfolio Managers. As of December 31, 2008, the portfolio managers owned the following securities in the respective Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the High Dividend Equity Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the International High Dividend Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
James P. Cullen	Over $1,000,000	Over $1,000,000
John C. Gould	$100,001 - $500,000	$10,001 - $50,000
Rahul D. Sharma	$10,001-$50,000	$10,001-$50,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Funds. Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

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Fund Administration

The Bank of New York Mellon (“BNYM”) provides administrative personnel and services (including blue-sky services) to the Trust and each of the Funds. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory and computers as necessary or beneficial to provide compliance services to the Fund and the Trust. Prior to July 1, 2009, U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A. (“USBFS”) provided administrative personnel and services (including blue-sky services) to the Trust and each of the Funds.

The Funds paid the following amounts for administrative services in the following fiscal periods:

	Fiscal Year Ended June 30, 2007(a)	Fiscal Year Ended June 30, 2008(a)	Fiscal Year Ended June 30, 2009(a)
Fund Administration -
High Dividend Equity	$372,473	$414,678	$
Fund

Fund Administration -
International High	$76,503	$77,709	$
Dividend Fund

(a) For the periods covered by the table, USBFS provided administrative services to the Trust.

Fund Accounting

BNYM provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, BNYM provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, either Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by a Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

ALPS Distributors, Inc. (“ALPS”) serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). ALPS is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws

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and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Funds’ prospectuses; (ii) hold itself available to receive orders, satisfactory to ALPS for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Funds and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS’ discretion, Fund shares; (vii) enter into agreements, at ALPS’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plans (please refer to the Distribution Plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS but not payable by the respective Funds under their 12b-1 plans of distribution shall be paid by the Adviser.

The Distribution Agreement with respect to either Fund may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of such Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the Distribution Agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or the shareholders of the applicable Fund, and, in either event, by a majority of the Independent Trustees.

Information regarding historical compensation to ALPS from the Funds is not provided because shares were previously offered by Quasar Distributors, LLC until July 27, 2009.

The Distributor received the following in compensation during the fiscal year ended June 30, 2008:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC
High Dividend Equity Fund	$0	$0	$0	$8,391
International High Dividend Fund	$0	$0	$0	$2,675

_______________
(1) This compensation relates to payments to the Distributor under the Rule 12b-1 Plans discussed below.

Distribution Plan

Each Fund has adopted a Distribution Plan (the “Plan”) for the Class R1 and Class R2 shares pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that each Fund’s Plan will benefit the Fund and its shareholders. The Plans authorize payments by the respective Funds in connection with their distribution of shares at an annual rate of up to 0.50% of

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the Class R1’s average daily net asset value and up to 0.25% of the Class R2’s average daily net asset value. Payments may be made by the Funds under the respective Plans for the purpose of financing any activity primarily intended to result in the sale of shares of their Funds, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Funds may finance without their Plans, the Funds may also make payments to finance such activity outside of their Plans and not subject to their respective limitations.

Administration of the Plans is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the independent trustees, approve all agreements implementing the Plans and that the Plans may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plans is likely to benefit shareholders.

Distribution payment information for the Class R1 and Class R2 shares of the Funds is not provided because these share classes were not offered for sale until the date of this SAI.

The Fund has adopted a service plan (the “Service Plan”) with respect to its Class R1 and Class R2 shares under which the Fund is authorized to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R1 and Class R2 shares held by such plan participants. These services may include (a) acting, directly or through an agent, as the shareholder of record and nominee for all plan participants, (b) maintaining account records for each plan participant that beneficially owns Class R1 or Class R2 shares, (c) processing orders to purchase, redeem and exchange Class R1 or R2 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds, and (d) addressing plan participant questions regarding their accounts and the Fund.

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for each Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the respective Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating each Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and

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in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and each Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to each Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Funds paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Brokerage Commissions –
High Dividend Equity Fund	$292,772	$401,925	$191,279
Brokerage Commissions –
International High Dividend Fund	$318,096	$74,135	$20,947(a)

(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

The Cullen High Dividend Fund experienced increased brokerage commissions from fiscal 2006 compared to fiscal 2007 due to increased trading volumes as a result of growth in Fund assets. The Cullen International High Dividend Fund experienced increased brokerage commissions from fiscal 2008 compared to fiscal 2007, and from fiscal 2007 compared to fiscal 2006 due to increased trading volumes as a result of growth in Fund assets as well as an increase in the Fund’s portfolio turnover rate.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. Each Fund constitutes one such series of the Trust. By this offering, two classes of shares of each Fund are being offered, Class R1 and Class R2. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class. Only shareholders of Class R1 or Class R2 shares of each Fund will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to each such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

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Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of each Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. Each Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Trust’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although each Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of either Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Trust.

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Purchase and Redemption of Shares

Purchasing Shares

Shares of each Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Funds do not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the applicable Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the applicable Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of a Fund. If the Adviser

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determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the applicable Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the applicable Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the each Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the respective Funds and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the respective Funds.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists each Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Funds’ proxy voting records will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Funds maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the respective Funds. The Funds’ portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the respective Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A

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complete list of each Fund’s portfolio holdings as of each calendar quarter-end is available on the Funds’ website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Funds’ website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Funds’ portfolio holdings disclosure policies, information about the respective Funds’ portfolio holdings is not distributed to any person. However, certain persons receive information about the respective Funds’ portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ respective shareholders. Information about the Funds’ portfolio holdings is not distributed to these persons unless:

  The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

  The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

  The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the respective Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

  The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

  The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

  The disclosure is made to rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Funds’ Policies. Currently, the Funds do not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of each Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the respective Funds and their service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser, its affiliates or employees, nor either Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of either Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the

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Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the respective Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Trust or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Policies, when the applicable Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, neither Fund discloses portfolio holdings information not publicly available to any additional parties.

There can be no assurance that the Policies and these procedures will protect the respective Funds from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the applicable Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. Each Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. Each Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the applicable Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute such Fund’s investment company taxable income, from which dividends may be paid to you. Any distributions by such Fund from such income will be taxable to the Fund’s shareholders as ordinary income, whether the Fund’s shareholders take dividends in cash or in additional shares.

Distributions of capital gains. Each Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distribution of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Funds.

Information on the tax character of distributions. Each Fund will inform its shareholders of the amount of their ordinary income dividends, qualified dividend income or income eligible for the

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dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise shareholders of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A portion of each Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by a Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which either Fund has written a call option, limiting the Fund’s ability to designate distributions as qualified dividend income. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Funds as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income. Both Funds cannot predict the percentage (if any) of their distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by either Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction. If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company. Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). As a regulated investment company, the Funds generally pay no federal income tax on the income and gains they distribute to their respective shareholders. The Board reserves the right not to maintain the qualification of either Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

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Excise tax distribution requirements. To avoid federal excise taxes, each Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the applicable Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the same Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities. The Funds may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. Consequently, these rules may affect the amount, timing or character of the income distributed to you by a Fund. Special tax rules also will require each Fund to mark to market (i.e. treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash. Each Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations. The tax consequences to a foreign shareholder of investing in a Fund may be different from those described herein. Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

If more than 50% of the value of the Cullen International High Dividend Fund’s assets consist of stock or securities in foreign corporations at the close of a taxable year in which the Fund qualifies for taxation as a regulated investment company, the Fund may file an election with the Internal Revenue Service (“IRS”) pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The Cullen International High Dividend Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. The Cullen International High Dividend Fund’s ability to claim a foreign tax credit is subject to a number of requirements, including holding period requirements that must be satisfied by both the

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shareholder and Fund, which, as discussed above, may enter into transactions that terminate or suspend its holding period for some securities.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the applicable Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements. That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Funds and their respective shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

Each Fund’s total return may be compared to relevant indices, including the S&P 500 Index, NASDAQ Composite, Morgan Stanley Capital International EAFE Index and indices published by Lipper, Inc.

Investors should note that the investment results of each Fund will fluctuate over time, and any presentation of a Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

Each Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

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Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

Each Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

Each Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of each Fund’s expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, each Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. Each

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Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. Each Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. Each Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning either Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about each Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. Each Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that either Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

Each Fund will issue an annual report to its shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the applicable Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. An unaudited semi-annual report will also be issued to the applicable Fund’s shareholders.

Service Providers

Custodian, Fund Administrator and Fund Accountant

The Bank of New York Mellon, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund, the Fund Administrator, and the Fund Accountant. The Custodian holds all cash and, directly or through a book entry system or

B-35

an agent, securities of the Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, either Fund.

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc., 1290 Broadway, Denver, CO 80203, acts as the Transfer Agent, dividend-paying agent, and shareholder servicing agent for the Fund.

Distributor

ALPS Distributors, Inc. 1290 Broadway, Denver, CO 80203, serves as principal underwriter for each Fund and as such, is the agent for the distribution of shares of each Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for each of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of each of the Funds. As such, they are responsible for auditing the annual financial statements of each of the Funds.

Additional Information

Each Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

Each Fund’s audited financial statements are incorporated by reference to such Fund’s Annual Report for the fiscal year ended June 30, 2008.

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Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

     Aaa:        Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa:          Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A:            Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa:        Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba:          Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B:            Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa:        Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

     Ca:          Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of

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their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

     AAA:      Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA:         Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A:            Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB:        Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

     BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

     Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

     Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1	Superior capacity for repayment
Prime-2	Strong capacity for repayment
Prime-3	Acceptable capacity for repayment

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Ratings of Preferred Stock

Standard & Poor’s Rating Services

     Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.	Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

     AAA: This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

     A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

     BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC:         The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C:           A preferred stock rated C is a nonpaying issue.

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     D:           A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

     Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

     aaa:        An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa:          An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a:            An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa:        An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba:          An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b:            An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa:        An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca:          An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

     c:            This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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CULLEN FUNDS TRUST
PART C

OTHER INFORMATION

Item 23. EXHIBITS.

(a)	Declaration of Trust

	(i)	Certificate of Trust of Cullen Funds Trust, dated March 25, 2000[1]

	(ii)	Agreement and Declaration of Trust of Cullen Funds Trust, dated May 10, 2001[8]

	(iii)	Certificate of Correction of Certificate of Trust of Cullen Funds Trust, dated February 6, 2007[6]

(b)	By-laws dated March 25, 2000[1]

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Agreement and Declaration of Trust and By-laws.

(d)	Investment Advisory Agreements

	(i)	Investment Advisory Agreement (Cullen High Dividend Equity Fund), dated August 1, 2003[2]

		A.	Amendment to Investment Advisory Agreement (Cullen High Dividend Equity Fund), dated October 5, 2004[9]

	(ii)	Investment Advisory Agreement (Cullen International High Dividend Fund), dated November 30, 2005[5]

	(iii)	Investment Advisory Agreement (Cullen Small Cap Value Fund), dated August 6, 2009 is filed herewith

(e)	Distribution Agreement-ALPS Distributors, Inc. - To be filed by amendment.

(f)	Bonus or Profit Sharing Contracts – Not applicable.

(g)	Custody Agreements - The Bank of New York Mellon, dated May 7, 2009 - To be filed by amendment.

(h)	Other Material Contracts

	(i)	Fund Administration and Accounting Services Agreement – The Bank of New York Mellon, dated May 7, 2009 - To be filed by amendment.

	(ii)	Transfer Agent Servicing Agreement- ALPS Fund Services, Inc., - To be filed by amendment.

	(iii)	Fulfillment Servicing Agreement[5]

	(iv)	Power of Attorney, dated February 12, 2009[9]

	(v)	Prospect Servicing Agreement[5]

	(vi)	Operating Expenses Letter (Cullen High Dividend Equity Fund), dated February 12, 2009[9]

	(vii)	Operating Expenses Letter on behalf of the Cullen International High Dividend Equity Fund, dated February 12, 2009[9]

	(viii)	Operating Expenses Letter on behalf of the Cullen Small Cap Value Fund, dated August 6, 2009 - To be filed by amendment.

	(ix)	Amended Shareholder Servicing Plan, dated August 6, 2009 - To be filed by amendment.

(i)	Legal Opinions

	(i)	Opinion and Consent of Counsel for the Cullen High Dividend Equity Fund[2,3]

	(ii)	Opinion and Consent of Counsel for the Cullen International High Dividend Fund[6]

(j)	Consent of Independent Registered Public Accounting Firm – Not Applicable.

(k)	Omitted Financial Statements – Not applicable.

(l)	Initial Capital Agreements

	(i)	Subscription for Shares of the Cullen High Dividend Equity Fund[2]

	(ii)	Subscription for Shares of the Cullen International High Dividend Fund[9]

(m)	Rule 12b-1 Plan

	(i)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Retail Class)[2]

	(ii)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Class C)[4]

	(iii)	Distribution Plan – (12b-1 Plan) for High Dividend Equity Fund (Classes R1 and R2) [9]

	(iv)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Retail Class) [9]

	(v)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Class C) [9]

	(vi)	Distribution Plan – (12b-1Plan) for International High Dividend Fund (Classes R1 and R2)[9]

	(vii)	Distribution Plan – (12b-1Plan) for Small Cap Value Fund (Retail Class, Class C Classes R1 and R2) - To be filed by amendment.

(n)	Rule 18f-3 Plan

	(i)	Amended and Restated Multiple Class Plan for Cullen High Dividend Equity Fund, dated February 12, 2009[9]

	(ii)	Amended and Restated Multiple Class Plan for Cullen International High Dividend Fund, dated February 12, 2009[9]

	(iii)	Multiple Class Plan for Small Cap Value Fund, dated August 6, 2009 - To be filed by amendment.

(o)	Reserved.

(p)	Code of Ethics

	(i)	Code of Ethics for Registrant and Advisor, dated November 1, 2006[7]

	(ii)	Code of Ethics for ALPS Distributors, Inc., dated February 3, 2006 is filed herewith.

[1]	Incorporated by reference to Registrant’s Initial Filing of the Registration Statement filed March 27, 2000 under file numbers 333-33302 and 811-9871.

[2]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed August 1, 2003 under file numbers 333-33302 and 811-9871.

[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed October 7, 2004 under file numbers 333-33302 and 811-9871.

[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed October 28, 2004 under file number 333-33302 and 811-9871.

[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 filed December 15, 2005 under file numbers 333-33302 and 811-9871.

[6]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed February 14, 2007 under file numbers 333-33302 and 811-9871.

[7]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 filed October 26, 2007 under file number 333-33302 and 811-9871.

[8]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed February 12, 2009 under file number 333-33302 and 811-9871.

[9]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 filed April 21, 2009 under file number 333-33302 and 811-9871.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Adviser.

     Cullen Capital Management LLC serves as the investment adviser for the Registrant. The business and other connections of Cullen Capital Management LLC are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Cullen Capital Management LLC as filed with the SEC (File No. 801-57576) on March 3, 2009 and which is incorporated by reference herein.

Item 27. Principal Underwriter.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World

Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Edmund J. Burke	Director
Jeremy O. May	Director
Spencer Hoffman	Director
Thomas Carter	President, Director
Richard Hetzer	Executive Vice President
John C. Donaldson	Vice President, Chief Financial Officer
Diana M. Adams	Vice President, Controller, Treasurer
Robert J. Szydlowski	Vice President, Chief Technology Officer
Tané Tyler	Vice President, General Counsel, Secretary
Brad Swenson	Vice President, Chief Compliance Officer
Kevin J. Ireland	Vice President, Director of Institutional Sales
Mark R. Kiniry	Vice President, National Sales Director-Investments

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28. Location of Accounts and Records.

(a)	The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 645 Fifth Avenue, New York, NY 10017.

(b)	Cullen Capital Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 645 Fifth Avenue, New York, NY 10017.

(c)	The Bank of New York Mellon maintains all Records relating to its services as administrator, accounting agent and custodian of the Registrant at One Wall Street, New York, New York 10286

(d)	ALPS Fund Services, Inc. maintains all Records relating to its services as Transfer Agent of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)	ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Item 29. Management Services Not Discussed in Parts A and B.

     Not applicable.

Item 30. Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 31st day of August, 2009.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on August 31, 2009 by the following persons in the capacities indicated.

Signature	Title

/s/ James P. Cullen	Trustee and President
James P. Cullen

/s/ Dr. Curtis J. Flanagan*	Trustee
Dr. Curtis J. Flanagan

/s/ Matthew J. Dodds*	Independent Trustee
Matthew J. Dodds

/s/ Stephen G. Fredericks*	Independent Trustee
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee
Robert J. Garry

/s/ Jeffrey T. Battaglia*	Treasurer and Principal Accounting Officer
Jeffrey T. Battaglia

*By	/s/ James P. Cullen
James P. Cullen
Attorney in Fact